As filed with the Securities and Exchange Commission on December 28, 2007.
Registration Nos.

33-88458
811-08946

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No	☐

Post-Effective Amendment No. 40	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 194	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive,
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices)(Zip Code)

(949) 219-7286
(Depositor’s Telephone Number, including Area Code)

Charlene A. Grant
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Copies of all communications to:

Charlene A. Grant Pacific Life Insurance Company P.O. Box 9000 Newport Beach, CA 92658-9030	Jeffrey S. Puretz, Esq. Dechert LLP 1775 Eye Street, N.W. Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

☑	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on ___________ pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific One and Pacific One Select individual flexible premium deferred variable annuity contracts.

Filing Fee: None

SEPARATE ACCOUNT A
FORM N-4
CROSS REFERENCE SHEET

PART A

Item No.		Prospectus Heading
1.	Cover Page	Cover Page

2.	Definitions	TERMS USED IN THIS PROSPECTUS

3.	Synopsis	AN OVERVIEW OF PACIFIC ONE and AN OVERVIEW OF PACIFIC ONE SELECT

4.	Condensed Financial Information	YOUR INVESTMENT OPTIONS — Variable Investment Option Performance; ADDITIONAL INFORMATION — Financial Statements; FINANCIAL HIGHLIGHTS

5.	General Description of Registrant, Depositor and Portfolio Companies	AN OVERVIEW OF PACIFIC ONE and AN OVERVIEW OF PACIFIC ONE SELECT; PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life, — Separate Account A; YOUR INVESTMENT OPTIONS — Your Variable Investment Options; ADDITIONAL INFORMATION — Voting Rights

6.	Deductions and Expenses	AN OVERVIEW OF PACIFIC ONE and AN OVERVIEW OF PACIFIC ONE SELECT; HOW YOUR INVESTMENTS ARE INVESTED — Transfers and Market-timing Restrictions; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS — Withdrawal Transaction Fees; ADDITIONAL INFORMATION — Sales Commissions

7.	General Description of Variable Annuity Contracts	AN OVERVIEW OF PACIFIC ONE and AN OVERVIEW OF PACIFIC ONE SELECT; PURCHASING YOUR CONTRACT — How to Apply for your Contract; HOW YOUR INVESTMENTS ARE ALLOCATED; ANNUITIZATION, DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS — Annuitization, Fixed and Variable Annuities, — Annuity Options, Your Annuity Payments, — Death Benefits; OTHER OPTIONAL RIDERS; ADDITIONAL INFORMATION — Voting Rights, — Changes to Your Contract, — Changes to ALL Contracts, — Inquiries and Submitting Forms and Requests, — Timing of Payments and Transactions

8.	Annuity Period	ANNUITIZATION, DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS

9.	Death Benefit	ANNUITIZATION, DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS — Death Benefits; WITHDRAWALS — Death of Owner Distribution Rules

10.	Purchases and Contract Value	AN OVERVIEW OF PACIFIC ONE and AN OVERVIEW OF PACIFIC ONE SELECT; PURCHASING YOUR CONTRACT; HOW YOUR INVESTMENTS ARE ALLOCATED; PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life

11.	Redemptions	AN OVERVIEW OF PACIFIC ONE and AN OVERVIEW OF PACIFIC ONE SELECT; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS; ADDITIONAL INFORMATION — Timing of Payments and Transactions

12.	Taxes	CHARGES, FEES AND DEDUCTIONS — Premium Taxes; WITHDRAWALS — Optional Withdrawals, — Tax Consequences of Withdrawals; FEDERAL TAX STATUS

13.	Legal Proceedings	Not Applicable

14.	Table of Contents of the Statement of Additional Information	CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

PART B

Item No.		Statement of Additional Information Heading

15.	Cover Page	Cover Page

16.	Table of Contents	TABLE OF CONTENTS

17.	General Information and History	Not Applicable

18.	Services	Not Applicable

19.	Purchase of Securities Being Offered	THE CONTRACTS AND THE SEPARATE ACCOUNT — Calculating Subaccount Unit Values, — Systematic Transfer Programs

20.	Underwriters	DISTRIBUTION OF THE CONTRACTS — Pacific Select Distributors, Inc.

21.	Calculation of Performance Data	PERFORMANCE

22.	Annuity Payments	THE CONTRACTS AND THE SEPARATE ACCOUNT — Variable Annuity Payment Amounts

23.	Financial Statements	FINANCIAL STATEMENTS

PART C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS

(Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0000892569-07-000439, filed on April 16, 2007, and incorporated by reference herein.)

STATEMENT OF ADDITIONAL INFORMATION

(Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0000892569-07-000439, filed on April 16, 2007, and incorporated by reference herein.)

Supplement dated December 28, 2007 to the Prospectus dated May 1, 2007 for the Pacific One variable annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2007, as supplemented. The changes in this supplement are effective February 1, 2008.

The AN OVERVIEW OF PACIFIC ONE section is amended as follows:

The Optional Riders – Optional Living Benefit Riders subsection is amended to include the following:

Foundation 10 Rider

This optional Rider lets you, before the Annuity Date, withdraw up to 5% of your Protected Payment Base per year, lock in market gains, and provides the potential to receive 5% of a Protected Payment Base for life. This Rider also provides an Annual Credit of 10% added to your Protected Payment Base and Remaining Protected Balance for up to a 10 year period (provided you do not take any withdrawals) which can increase the amount you may withdraw in future years. The Annual Credit is not added to your Contract Value. If your total withdrawals in a Contract Year exceed the annual withdrawal amount allowed under the Rider, then the Protected Payment Base may decrease and the amount you may withdraw in the future under the Rider may be reduced. Currently, this Rider is available for purchase at Contract issue or on any Contract Anniversary. We reserve the right to restrict the purchase of this Rider to only Contract issue in the future.

Beginning with the first (1st) anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Resets or Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value. Any reset may include an increase in the annual charge percentage (up to a maximum of 1.50%) associated with the Rider. (Protected Payment Base, Remaining Protected Balance, Annual Credit, Automatic Reset, Owner-Elected Reset and Reset Date are described in the OTHER OPTIONAL RIDERS – Foundation 10 Rider section of this Supplement.)

This Rider is called the Guaranteed Withdrawal Benefit II Rider in the Contract’s Rider.

Guaranteed Protection Advantage 3 (GPA 3) Rider

The optional GPA 3 Rider allows for an additional amount that may be added to your Contract Value at the end of a 10-year period (the “Term”). The Rider also provides for an additional option (the “Step-Up”) on any Contract Anniversary beginning with the 3rd anniversary of the Rider Effective Date and before the Annuity Date. If the Step-Up is elected, your 10-year Term would begin again as of the effective date of the Step-Up election, and may include an increase in the annual charge percentage (up to a maximum of 1.00%) associated with the Rider.

The Periodic Expenses section is amended to include the following:

		Current Charge	Maximum Charge
		Percentage	Percentage

•	Foundation 10 Rider Charge*	0.85%	1.50%
•	Guaranteed Protection Advantage 3 (GPA 3) Rider Charge**	0.45%	1.00%

*	If you buy the Foundation 10 Rider, the annual charge is equal to the current charge percentage multiplied by the Protected Payment Base. For a complete explanation of the Protected Payment Base, see the OTHER OPTIONAL RIDERS – Foundation 10 Rider section of this supplement. We deduct this charge proportionately from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect, or if the Rider is terminated. Under the terms and conditions of the Rider, the annual Charge percentage may increase if an Automatic Reset or Owner-Elected Reset occurs, but will never be more than the maximum charge percentage. We will waive the annual Charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant or upon full annuitization of your Contract. The annual charge is only waived for the Contract Year that death or annuitization occurs.

**	If you buy the GPA 3 Rider, the annual charge is equal to the current charge percentage multiplied by the Guaranteed Protection Amount. For a complete description of the Guaranteed Protection Amount, see the OTHER OPTIONAL RIDERS – Guaranteed Protection Advantage 3 (GPA 3) section of this supplement. We deduct this charge proportionately from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect, or if you terminate the Rider. Under the terms and conditions of the Rider, the annual charge percentage may increase if a Step-Up is elected but will never be more than the maximum charge percentage. The annual charge is only waived for the Contract Year that death or annuitization occurs.

The Examples section is replaced with the following:

The following examples are intended to help you compare the cost of investing in your Contract with the cost of investing in other variable annuity contracts. The maximum amounts reflected below include the maximum periodic Contract expenses, Separate Account annual expenses and the Portfolio with the highest fees and expenses for the year ended December 31, 2006. The maximum amounts also include the combination of optional Riders whose cumulative maximum charge expenses totaled more than any other optional Rider combination. The optional Riders included are the SDBR, EEG, Foundation 10 Rider, GPA 3 and GIA II Riders. The minimum amounts reflected below include the maximum periodic Contract expenses, Separate Account annual expenses and the Portfolio with the lowest fees and expenses for the year ended December 31, 2006. The minimum amounts do not include any optional Riders.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. They also assume that your Investment has a 5% return each year and assumes the maximum and minimum fees and expenses of all of the Investment Options available. Although your actual costs may be higher or lower, based on these assumptions, your maximum and minimum costs would be:

•	If you surrendered, annuitized, or left your money in your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum†	$699	$2,136	$3,624	$7,536
Minimum†	$201	$624	$1,074	$2,337

†	In calculating the examples above, we used the maximum and minimum total operating expenses of all the Portfolios as shown in the Fees And Expenses section of the Pacific Select Fund’s Prospectus. For more information on fees and expenses, see CHARGES, FEES AND DEDUCTIONS in the Pacific One Prospectus, and see the Fund’s Prospectus. See the FINANCIAL HIGHLIGHTS section in the Prospectus for condensed financial information about the Subaccounts.

The CHARGES, FEES AND DEDUCTIONS section is amended as follows:

Optional Rider Charges section is amended to include the following:

Foundation 10 Rider Charge

If you purchase this Rider, we will deduct an annual charge for the Rider from your Investment Options on a proportionate basis. The current annual charge is 0.85% (not to exceed a maximum annual charge percentage of 1.50%) multiplied by the Protected Payment Base on the day the charge is deducted.

If this Rider terminates on a Contract Anniversary, the entire annual charge for the prior Contract Year will be deducted from the Contract Value on that Contract Anniversary. If the Rider terminates prior to a Contract Anniversary, we will prorate the annual charge based on the Protected Payment Base as of the day the Rider terminates. Such prorated amount will be deducted from the Contract Value on the earlier of the day the Contract terminates or the Contract Anniversary following the day the Rider terminates.

We will waive the annual charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant or upon full annuitization of the Contract.

Change in Annual Charge – The annual charge percentage may increase as a result of any Automatic Reset or Owner-Elected Reset. The annual charge percentage will not exceed the annual charge percentage then in effect for new issues of this same rider or the maximum annual charge percentage of 1.50%. If an Automatic Reset or Owner-Elected Reset never occurs, the annual charge percentage established on the Rider Effective Date is guaranteed not to change.

Guaranteed Advantage Protection 3 (GPA 3) Charge

If you purchase this Rider, we will deduct an annual charge for the Rider from your Investment Options on a proportionate basis. The current annual charge is 0.45% (not to exceed a maximum annual charge percentage of 1.00%) multiplied by the Guaranteed Protection Amount on the day the charge is deducted.

If this Rider terminates on a Contract Anniversary, the entire annual charge for the prior Contract Year will be deducted from the Contract Value on that Contract Anniversary. If the Rider terminates prior to a Contract Anniversary, we will prorate the annual charge based on the Guaranteed Protection Amount as of the day the Rider terminates. Such prorated amount will be deducted from the Contract Value on the earlier of the day the Contract terminates or the Contract Anniversary following the day the Rider terminates.

We will waive the annual charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant or upon full annuitization of the Contract.

Change in Annual Charge – The annual charge percentage may increase as a result of a Step-Up. The annual charge percentage will not exceed the annual charge percentage then in effect for new issues of this same rider or the maximum annual charge percentage of 1.00%. If a Step-Up never occurs, the annual charge percentage established on the Rider Effective Date is guaranteed not to change.

The OTHER OPTIONAL RIDERS section is amended to include the following:

Foundation 10 Rider

Purchasing the Foundation 10 Rider

Subject to state availability, you may purchase this optional Rider on the Contract Date or on any Contract Anniversary (if available) if:

•	the age of each Annuitant is 85 years or younger on the date of purchase, and
•	your entire Contract Value is invested in an asset allocation program established and maintained by us for this Rider during the entire period that the Rider is in effect.

If you add this Rider to your Contract, you must at all times invest your entire Contract Value in a Model of an asset allocation program established and maintained by us for this Rider. (See the HOW YOUR INVESTMENTS ARE ALLOCATED – Portfolio Optimization section in the Prospectus.) A change to a different asset allocation Model will not affect your Rider. However, if you change the allocation percentages within the Model you have selected, you will no longer be participating in the asset allocation program and the Rider will terminate. Further, if you allocate any portion of your Purchase Payments outside your Model allocations or withdraw from the asset allocation program, your Rider will terminate.

You can only purchase one Foundation 10 Rider, Flexible Lifetime Income Rider (Single), Flexible Lifetime Income Rider (Joint), or Income Access Rider. These Riders may not be owned or in effect at the same time.

Subject to state availability, you may elect to exchange the Lifetime Income Access Plus Rider, Income Access Plus Rider, or Income Access Rider for the Foundation 10 Rider on any Contract Anniversary. The initial Protected Payment Base and Remaining Protected Balance under the new Rider will be equal to the Contract Value on that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base, Remaining Protected Balance and Protected Payment Amount. If you elect an exchange, you will be subject to the charge for the new Rider in effect at the time of the exchange.

Foundation 10 Rider Terms

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Internal Revenue Code Section 401(a)(9) (“Section 401(a)(9)”) and related Code provisions in effect as of the Rider Effective Date.

Protected Payment Amount – The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base. The Protected Payment Amount on any day after the Rider Effective Date is equal to the lesser of:

•	5% of the Protected Payment Base as of that day, less cumulative withdrawals during that Contract Year, or
•	the Remaining Protected Balance as of that day.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider.

Remaining Protected Balance – The amount available for future withdrawals made under this Rider.

Annual Credit – An amount added to the Protected Payment Base and Remaining Protected Balance.

Maximum Credit Base – An amount equal to 200% of the Remaining Protected Balance as of the Rider Effective Date and any subsequent Purchase Payments made during the first year that the Rider is in effect plus 100% of all subsequent Purchase Payments made after the first year.

Reset Date – Any Contract Anniversary beginning with the first (1st) Contract Anniversary after the Rider Effective Date on which an Automatic Reset or an Owner-Elected Reset occurs.

Initial Values – The initial Protected Payment Base and Remaining Protected Balance amounts are equal to:

•	initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or
•	Contract Value, if the Rider Effective Date is on a Contract Anniversary.

The initial Protected Payment Amount on the Rider Effective Date is equal to 5% of the initial Protected Payment Base.

How the Foundation 10 Rider Works

On any day, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the Remaining Protected Balance is reduced to zero (0). This Rider also provides for an amount (an “Annual Credit”) to be added to the Protected Payment Base and Remaining Protected Balance if no withdrawals are taken.

In addition, beginning with the first (1st) anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Annual Resets or Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value.

If applicable, an Annual Credit is added to the Protected Payment Base and Remaining Protected Balance prior to any Automatic Reset. If the Contract Value as of that Contract Anniversary is greater than the Protected Payment Base (which includes the Annual Credit amount) then the Protected Payment Base and Remaining Protected Balance will be automatically reset to equal the Contract Value.

For purposes of this Rider, the term “withdrawal” includes any applicable charges for premium taxes and/or other taxes, if applicable. Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract or a TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see the FEDERAL TAX STATUS – Qualified Contracts section in the Prospectus.

Withdrawal of Protected Payment Amount

While this Rider is in effect, you may withdraw up to the Protected Payment Amount without reducing the Protected Payment Base, regardless of market performance, until the Remaining Protected Balance equals zero. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year.

If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged. The Remaining Protected Balance will decrease by the withdrawal amount immediately following the withdrawal.

If a withdrawal exceeds the Protected Payment Amount immediately prior to that withdrawal, we will adjust the Protected Payment Base and Remaining Protected Balance immediately following the withdrawal, to the lesser of:

•	the Contract Value immediately after the withdrawal, or
•	the Remaining Protected Balance immediately prior to the withdrawal, less the withdrawal amount.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal, if a withdrawal made under the Rider exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions in effect at that time,
•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,
•	the Annual RMD Amount is based on this Contract only, and
•	only RMD withdrawals are made from the Contract during the Contract Year.

The Remaining Protected Balance will decrease by the amount of each RMD withdrawal immediately following the RMD withdrawal.

See the FEDERAL TAX STATUS – Qualified Contracts – Required Minimum Distributions section in the Prospectus.

Depletion of Contract Value

If a withdrawal (including an RMD withdrawal) does not exceed the Protected Payment Amount and reduces the Contract Value to zero, the following will apply:

•	if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner):

•	was younger than age 59 1/2 when the first withdrawal was taken under the Rider, after the Rider Effective Date or the most recent Reset Date, whichever is later, 5% of the Protected Payment Base will be paid each year until the Remaining Protected Balance is reduced to zero, or
•	was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, 5% of the Protected Payment Base will be paid each year until the day of the first death of an Owner or the date of death of the sole surviving Annuitant.

•	the payments of 5% of the Protected Payment Base will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,
•	no additional Purchase Payments will be accepted under the Contract,
•	any Remaining Protected Balance will not be available for payment in a lump sum and will not be applied to provide payments under an Annuity Option,
•	the Contract will cease to provide any death benefit, and
•	any payments made to you of the Remaining Protected Balance may be taxable to you as ordinary income, and if you are under the age of 59 1/2, may be subject to an additional 10% early withdrawal penalty tax.

If the Owner or sole surviving Annuitant dies and the Contract Value is zero as of the date of death, there is no death benefit, however, any Remaining Protected Balance will be paid to the Beneficiary under a series of pre-authorized withdrawals and payment frequency (at least annually) then in effect at the time of the Owner’s or sole surviving Annuitant’s death. If, however, the Remaining Protected Balance would be paid over a period that exceeds the life expectancy of the Beneficiary, the pre-authorized withdrawal amount will be adjusted so that the withdrawal payments will be paid over a period that does not exceed the Beneficiary’s life expectancy.

Depletion of Remaining Protected Balance

If a withdrawal (including an RMD Withdrawal) reduced the Remaining Protected Balance to zero and Contract Value remains, the following will apply:

If the oldest Owner (or younger Annuitant, in the case of an Owner who is a Non-Natural Owner):

•	was younger than age 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, this Rider will terminate, or
•	was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, you may elect to withdraw up to 5% of the Protected Payment Base each year until the day of the first death of an Owner or the date of death of the sole surviving Annuitant. If an Automatic or Owner-Elected Reset occurs, the Remaining Protected Balance will be reinstated to an amount equal to the Contract Value as of that Contract Anniversary.

Before your Remaining Protected Balance is zero, if you took your first withdrawal before 59 1/2 and you would like to be eligible for lifetime payments under the Rider, an Automatic or Owner-Elected Reset must occur after age 59 1/2. See the Reset of Protected Payment Base and Remaining Protected Balance section of this Rider.

If a withdrawal (except an RMD withdrawal) made from the Contract exceeds the Protected Payment Amount, this Rider will terminate.

Any death benefit proceeds to be paid to the Beneficiary from remaining Contract Value will be paid according to the Death Benefit provisions of the Contract.

Annual Credit

On each Contract Anniversary after the Rider Effective Date, an Annual Credit will be added to the Protected Payment Base and Remaining Protected Balance, as of that Contract Anniversary, if:

•	no withdrawals have occurred after the Rider Effective Date,
•	that Contract Anniversary is within the first 10 Contract Anniversaries, measured from the Rider Effective Date, and
•	the Remaining Protected Balance is less than the Maximum Credit Base.

The Annual Credit is equal to 10% of the total of:

•	the Remaining Protected Balance on the Rider Effective Date, or the most recent Reset Date, whichever is later, and
•	the cumulative Purchase Payments received after the Rider Effective Date or the most recent Reset Date, whichever is later,

as of the Contract Anniversary on which the Annual Credit is added.

Once a withdrawal has occurred, no Annual Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal. In addition, Annual Credit eligibility cannot be reinstated by any Automatic or Owner-Elected Reset.

Annual Credits will not increase your cost basis and when distributed, may be recognizable as taxable ordinary income. The Annual Credit is not added to your Contract Value.

Reset of Protected Payment Base and Remaining Protected Balance

Regardless of which reset option is used, on and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued, except that eligibility for the Annual Credit cannot be reinstated with a Reset. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of annual Charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date.

If a withdrawal is taken, the Annual Credit will no longer be applied and cannot be restarted with an Automatic or Owner-Elected Reset. In addition, an Automatic or Owner-Elected Reset will not start a new 10 year period for Annual Credit eligibility.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value, if the Protected Payment Base, after any Annual Credit is applied, is less than the Contract Value on that Contract Anniversary. The annual charge percentage may change as a result of any Automatic Reset (See the CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges section in this supplement). A Reset does not begin a new 10 year period for the Annual Credit to be applied.

Automatic Reset – Opt-Out Election. If you are within 30 days after a Contract Anniversary on which an Automatic Reset is effective, you have the option to reinstate the Protected Payment Base, Remaining Protected Balance and annual charge percentage to their respective amounts immediately before the Automatic Reset. Any future Automatic Resets will continue in effect in accordance with the Automatic Reset paragraph above. If you elect this option, your opt-out election must be received, in a form satisfactory to us, at our Service Center within the same 30 day period after the Contract Anniversary on which the reset is effective.

Automatic Reset – Future Participation. You may elect not to participate in future Automatic Resets at any time. Your election must be received, in a form satisfactory to us, at our Service Center, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries.

If you previously elected not to participate in Automatic Resets, you may re-elect to participate in future Automatic Resets at any time. Your election to resume participation must be received, in a form satisfactory to us, at our Service Center while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries as described in the Automatic Reset paragraph above.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary, elect to reset the Remaining Protected Balance and Protected Payment Base to an amount equal to 100% of the Contract Value. An Owner-Elected Reset may be elected while Automatic Resets are in effect. The annual charge percentage may change as a result of this reset.

If you elect this option, your election must be received, in a form satisfactory to us, at our Service Center within 30 days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and any Annual Credit that may be applied. We will provide you with written confirmation of your election.

Subsequent Purchase Payments

If we receive additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base and Remaining Protected Balance by the amount of the Purchase Payments. However, for purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the later of the first (1st) Contract Anniversary or most recent Reset Date to exceed $100,000 without our prior approval. This provision only applies if the Contract to which this Rider is attached, permits Purchase Payments after the first (1st) Contract Anniversary, measured from the Contract Date.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only annuity option is chosen, the annuity payments will be equal to the greater of:

•	the Life Only annual payment amount based on the terms of your Contract, or
•	5% of the Protected Payment Base in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base, Remaining Protected Balance and Protected Payment Amount under this Rider will not be used in determining any annuity payments.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies while this Rider is in effect and if the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, the surviving spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Remaining Protected Balance is reduced to zero.

The surviving spouse may elect any of the reset options available under this Rider for subsequent Contract Anniversaries. If an election to reset is made, whether by an Automatic Reset or an Owner-Elected Reset, then the provisions of this Rider will continue in full force and in effect for the surviving spouse.

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer invested according to an asset allocation program established and maintained by us for this Rider,
•	the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner), was younger than 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later,
•	the date of the first death of an Owner or the date of death of the sole surviving Annuitant,
•	for Contracts with a Non-Natural Owner, the date of the first death of an Annuitant, including Primary, Joint and Contingent Annuitants,
•	the day the Contract is terminated in accordance with the provisions of the Contract,
•	the day we are notified of a change in ownership of the Contract if the Contract is Non-Qualified, or
•	the Annuity Date.

The Rider will not terminate the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later. In this case, the Rider will terminate the date of the first death of an Owner or the date of death of the sole surviving Annuitant.

The Rider and the Contract will not terminate the day the Contract Value is zero and you begin taking pre-authorized withdrawals of 5% of the Protected Payment Base. In this case, the Rider and the Contract will terminate:

•	the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of an Owner who is Non-Natural Owner), was younger than 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, or
•	the date of the first death of an Owner or the date of death of the sole surviving Annuitant if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later.

If this Rider is terminated as a result of having any portion of the Contract Value no longer invested according to an asset allocation program established and maintained by us, you must wait until a Contract Anniversary that is at least one (1) year from the Effective Date of termination before this Rider may be purchased again (if available).

Sample Calculations

The examples provided are based on certain hypothetical assumptions and are for example purposes only. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. The examples are not intended to serve as projections of future investment returns.

Example #1 – Setting of Initial Values.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date

Beginning					Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Annual	Payment	Payment	Protected	Maximum
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance	Credit Base

1	$100,000		$100,000	$0	$100,000	$5,000	$100,000	$200,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000
•	Maximum Credit Base = 200% of the Initial Purchase Payment = $200,000

Example #2 – Subsequent Purchase Payments.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	A subsequent Purchase Payment of $100,000 is received during Contract Years 1 and 2.
•	No withdrawals taken.
•	Automatic reset at Beginning of Contract Year 10.

Beginning					Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Annual	Payment	Payment	Protected	Maximum
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance	Credit Base

1	$100,000		$100,000	$0	$100,000	$5,000	$100,000	$200,000
Activity	$100,000		$200,000		$200,000	$10,000	$200,000	$400,000
2			$207,000	$20,000	$220,000	$11,000	$220,000	$400,000
Activity	$100,000		$307,000		$320,000	$16,000	$320,000	$500,000
3			$321,490	$30,000	$350,000	$17,500	$350,000	$500,000
4			$343,994	$30,000	$380,000	$19,000	$380,000	$500,000
5			$368,073	$30,000	$410,000	$20,500	$410,000	$500,000
6			$393,839	$30,000	$440,000	$22,000	$440,000	$500,000
7			$421,407	$30,000	$470,000	$23,500	$470,000	$500,000
8			$450,906	$30,000	$500,000	$25,000	$500,000	$500,000
9			$482,469	$0	$500,000	$25,000	$500,000	$500,000
10	Prior to Automatic Reset		$516,242	$0	$500,000	$25,000	$500,000	$500,000
10	After Automatic Reset		$516,242	$0	$516,242	$25,812	$516,242	$500,000

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 1, the Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $200,000 ($100,000 + $100,000). Since the subsequent Purchase Payment is received in Contract Year 1, the Maximum Credit Base is increased by 200% of the Purchase Payment, to $400,000. The Protected Payment Amount after the Purchase Payment is equal to $10,000 (5% of the Protected Payment Base after the Purchase Payment since there were no withdrawals during that Contract Year).

Since no withdrawal occurred prior to the Contract Anniversary at the Beginning of Contract Year 2, an annual credit of $20,000 (10% of the initial Remaining Protected Balance plus cumulative Purchase Payments received after the Rider Effective Date) is applied to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $220,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $11,000 (5% of the Protected Payment Base on that Contract Anniversary).

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 2, the Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $300,000 ($200,000 + $100,000). Since the subsequent Purchase Payment is received in Contract Year 2, the Maximum Credit Base is increased by 100% of the Purchase Payment, to

$500,000. The Protected Payment Amount after the Purchase Payment is equal to $16,000 (5% of the Protected Payment Base after the Purchase Payment since there were no withdrawals during that Contract Year).

Since no withdrawal occurred prior to the Contract Anniversary at the Beginning of Contract Year 3, an annual credit of $30,000 (10% of the initial Remaining Protected Balance plus cumulative Purchase Payments received after the Rider Effective Date) is applied to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $350,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $17,500 (5% of the Protected Payment Base on that Contract Anniversary).

An Annual Credit is no longer applied after the Protected Payment Base and Remaining Protected Balance reach the Maximum Credit Base of $500,000 in Contract Year 8.

Because at the Beginning of Contract Year 10, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 10 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 10 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $25,812 (5% of the reset Protected Payment Base).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of additional amounts credited, charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 – Withdrawals Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	A subsequent Purchase Payment of $100,000 is received during Contract Years 1 and 2.
•	A withdrawal equal to or less than the Protected Payment Amount is taken during Contract Years 3 and 4.
•	Automatic reset at Beginning of Contract Year 6.

Beginning					Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Annual	Payment	Payment	Protected	Maximum
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance	Credit Base

1	$100,000		$100,000	$0	$100,000	$5,000	$100,000	$200,000
Activity	$100,000		$200,000		$200,000	$10,000	$200,000	$400,000
2			$207,000	$20,000	$220,000	$11,000	$220,000	$400,000
Activity	$100,000		$307,000		$320,000	$16,000	$320,000	$500,000
3			$321,490	$30,000	$350,000	$17,500	$350,000	$500,000
Activity		$17,500	$326,494		$350,000	$0	$332,500	$500,000
4			$326,494	$0	$350,000	$17,500	$332,500	$500,000
Activity		$17,500	$331,848		$350,000	$0	$315,000	$500,000
5			$331,848	$0	$350,000	$17,500	$315,000	$500,000
6	Prior to Automatic Reset		$355,077	$0	$350,000	$17,500	$315,000	$500,000
6	After Automatic Reset		$355,077	$0	$355,077	$17,753	$355,077	$500,000

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

As the withdrawal during Contract Year 3 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($17,500):

     (a) the Protected Payment Base remains unchanged; and

     (b) the Remaining Protected Balance is reduced by the amount of the withdrawal to $332,500 ($350,000 - $17,500).

As the withdrawal during Contract Year 4 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($17,500):

     (c) the Protected Payment Base remains unchanged; and

     (d) the Remaining Protected Balance is reduced by the amount of the withdrawal to $315,000 ($332,500 - $17,500).

Because at the Beginning of Contract Year 6, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 6 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 6 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $17,753 (5% of the reset Protected Payment Base).

Since a withdrawal occurred during Contract Year 3, no annual credit will be applied to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal.

Example #4 – Withdrawals Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	A subsequent Purchase Payment of $100,000 is received during Contract Years 1 and 2.
•	A withdrawal greater than the Protected Payment Amount is taken during Contract Years 3 and 4.
•	Automatic resets at Beginning of Contract Years 5 and 6.

Beginning					Protected	Protected	Remaining	Maximum
of Contract	Purchase		Contract Value	Annual	Payment	Payment	Protected	Credit
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance	Base

1	$100,000		$100,000	$0	$100,000	$5,000	$100,000	$200,000
Activity	$100,000		$200,000		$200,000	$10,000	$200,000	$400,000
2			$207,000	$20,000	$220,000	$11,000	$220,000	$400,000
Activity	$100,000		$307,000		$320,000	$16,000	$320,000	$500,000
3			$321,490	$30,000	$350,000	$17,500	$350,000	$500,000
Activity		$20,000	$323,994		$323,994	$0	$323,994	$500,000
4			$323,994	$0	$323,994	$16,199	$323,994	$500,000
Activity		$20,000	$326,673		$303,994	$0	$303,994	$500,000
5	Prior to Automatic Reset		$326,673	$0	$303,994	$15,199	$303,994	$500,000
5	After Automatic Reset		$326,673	$0	$326,673	$16,333	$326,673	$500,000
6	Prior to Automatic Reset		$349,541	$0	$326,673	$16,333	$326,673	$500,000
6	After Automatic Reset		$349,541	$0	$349,541	$17,477	$349,541	$500,000

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $20,000 withdrawal during Contract Year 3 exceeds the Protected Payment Amount immediately prior to the withdrawal ($20,000> $17,500), the Protected Payment Base and Remaining Protected Balance immediately after the withdrawal are adjusted to the lesser of:

(a)	the Contract Value immediately after the withdrawal ($323,994); or
(b)	the Remaining Protected Balance immediately prior to the withdrawal, less the withdrawal amount ($350,000 - $20,000 = $330,000).

     The Protected Payment Amount immediately after the withdrawal is equal to $0 (5% of the Protected Payment Base after the withdrawal (5% of $323,994 = $16,199), less cumulative withdrawals during that Contract Year ($20,000), but not less than zero).

Because the $20,000 withdrawal during Contract Year 4 exceeds the Protected Payment Amount immediately prior to the withdrawal ($20,000> $16,199), the Protected Payment Base and Remaining Protected Balance immediately after the withdrawal are adjusted to the lesser of:

(c)	the Contract Value immediately after the withdrawal ($326,673); or

(d)	the Remaining Protected Balance immediately prior to the withdrawal, less the withdrawal amount ($323,994 - $20,000 = $303,994).

The Protected Payment Amount immediately after the withdrawal is equal to $0 (5% of the Protected Payment Base after the withdrawal (5% of $303,994 = $15,199), less cumulative withdrawals during that Contract Year ($20,000), but not less than zero).

Because at the Beginning of Contract Year 5, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 5 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 5 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $16,333 (5% of the reset Protected Payment Base).

Because at the Beginning of Contract Year 6, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 6 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 6 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $17,477 (5% of the reset Protected Payment Base).

Since a withdrawal occurred during Contract Year 3, no annual credit will be applied to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal.

Example #5 — Annual Credit & Resets.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	No subsequent Purchase Payments received.
•	No withdrawals taken.
•	Automatic reset at Beginning of Contract Years 3 and 5.

Beginning					Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Annual	Payment	Payment	Protected	Maximum
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance	Credit Base

1	$100,000		$100,000	$0	$100,000	$5,000	$100,000	$200,000
2			$107,000	$10,000	$110,000	$5,500	$110,000	$200,000
3			$125,000	$10,000	$125,000	$6,250	$125,000	$200,000
4			$120,000	$12,500	$137,500	$6,875	$137,500	$200,000
5			$190,000	$12,500	$190,000	$9,500	$190,000	$200,000
6			$180,000	$19,000	$209,000	$10,450	$209,000	$200,000
7			$240,000	$0	$240,000	$12,000	$240,000	$200,000
8			$220,000	$0	$240,000	$12,000	$240,000	$200,000
9			$250,000	$0	$250,000	$12,500	$250,000	$200,000

On the Contract Anniversary at the beginning of Contract Year 2, an Annual Credit of $10,000 (10% of the Remaining Protected Balance) is added to the Protected Payment Base and Remaining Protected Balance.

An Annual Credit of $10,000 would have been applied on the Contract Anniversary at the beginning of Contract Year 3, but an Automatic Reset takes place instead, resetting the Protected Payment Base and Remaining Protected Balance to $125,000.

On the Contract Anniversary at the beginning of Contract Year 4, an Annual Credit of $12,500 (10% of the Remaining Protected Balance) is added to the Protected Payment Base and Remaining Protected Balance.

An Annual Credit of $12,500 would have been applied on the Contract Anniversary at the beginning of Contract Year 5, but an Automatic Reset took place instead, resetting the Protected Payment Base and Remaining Protected Balance to $190,000.

On the Contract Anniversary at the beginning of Contract Year 6, an Annual Credit of $19,000 (10% of the Remaining Protected Balance) is added, increasing the Protected Payment Base and Remaining Protected Balance to $209,000. Annual Credits will no longer be added since the Maximum Credit Base of $200,000 has been reached.

Example #6 – RMD Withdrawals.

The effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base and Remaining Protected Balance. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

					Protected
			Annual	Protected	Payment	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Amount	Protected
Date	Withdrawal	Withdrawal	Amount	Base (PPB)	(5% of PPB)	Balance

05/01/2006			$0	$100,000	$5,000	$100,000
Contract Anniversary
01/01/2007			$7,500
03/15/2007	$1,875			$100,000	$3,125	$98,125
05/01/2007				$100,000	$5,000	$98,125
Contract Anniversary
06/15/2007	$1,875			$100,000	$3,125	$96,250
09/15/2007	$1,875			$100,000	$1,250	$94,375
12/15/2007	$1,875			$100,000	$0	$92,500
01/01/2008			$8,000
03/15/2008	$2,000			$100,000	$0	$90,500
05/01/2008				$100,000	$5,000	$90,500
Contract Anniversary

Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. The only effect is a reduction in the Remaining Protected Balance equal to the amount of each withdrawal. In addition, the Protected Payment Amount is reduced by the amount of each withdrawal until the Protected Payment Amount is zero.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

					Protected
			Annual	Protected	Payment	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Amount	Protected
Date	Withdrawal	Withdrawal	Amount	Base (PPB)	(5% of PPB)	Balance

05/01/2006			$0	$100,000	$5,000	$100,000
Contract Anniversary
01/01/2007			$7,500
03/15/2007	$1,875			$100,000	$3,125	$98,125
04/01/2007		$2,000		$100,000	$1,125	$96,125
05/01/2007				$100,000	$5,000	$96,125
Contract Anniversary
06/15/2007	$1,875			$100,000	$3,125	$94,250
09/15/2007	$1,875			$100,000	$1,250	$92,375
11/15/2007		$4,000		$88,375	$0	$88,375

On 3/15/07 there was an RMD Withdrawal of $1,875 and on 4/1/07 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/06 through 4/30/07) did not exceed the Protected Payment Amount of $5,000 there was no adjustment to the Protected Payment Base. The only effect is a reduction in the Remaining Protected Balance and the Protected Payment Amount equal to the amount of each withdrawal. On 5/1/07, the Protected Payment Amount was re-calculated (5% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/07, there was a Non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($5,000). Because the $4,000 Non-RMD Withdrawal exceeds the Protected Payment Amount, the Protected Payment Base and Remaining Protected Balance immediately after the withdrawal are reset to the lesser of: (a) the Contract Value immediately after the withdrawal; or (b) the Remaining Protected Balance immediately before the withdrawal, less the withdrawal amount.

Assuming that the Contract Value immediately after the withdrawal was $90,000, the Protected Payment Base and Remaining Protected balance will be reset to $88,375 ($92,375 - $4,000=$88,375) which is the Remaining Protected Balance immediately before the withdrawal, less the withdrawal amount.

Example #7 — Lifetime Income.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	No subsequent Purchase Payments are received.
•	Owner is age 59 1/2 or older when the first withdrawal was taken
•	Withdrawals, each equal to 5% of the Protected Payment Base are taken each Contract Year.
•	No automatic reset or Owner-elected reset is assumed during the life of the Rider.

		End of Year	Annual	Protected	Protected Payment	Remaining
Contract Year	Withdrawal	Contract Value	Credit	Payment Base	Amount	Protected Balance

1	$5,000	$96,489	$0	$100,000	$5,000	$95,000
2	$5,000	$94,384	$0	$100,000	$5,000	$90,000
3	$5,000	$92,215	$0	$100,000	$5,000	$85,000
4	$5,000	$89,982	$0	$100,000	$5,000	$80,000
5	$5,000	$87,681	$0	$100,000	$5,000	$75,000
6	$5,000	$85,311	$0	$100,000	$5,000	$70,000
7	$5,000	$82,871	$0	$100,000	$5,000	$65,000
8	$5,000	$80,357	$0	$100,000	$5,000	$60,000
9	$5,000	$77,768	$0	$100,000	$5,000	$55,000
10	$5,000	$75,101	$0	$100,000	$5,000	$50,000
11	$5,000	$72,354	$0	$100,000	$5,000	$45,000
12	$5,000	$69,524	$0	$100,000	$5,000	$40,000
13	$5,000	$66,610	$0	$100,000	$5,000	$35,000
14	$5,000	$63,608	$0	$100,000	$5,000	$30,000
15	$5,000	$60,517	$0	$100,000	$5,000	$25,000
16	$5,000	$57,332	$0	$100,000	$5,000	$20,000
17	$5,000	$54,052	$0	$100,000	$5,000	$15,000
18	$5,000	$50,674	$0	$100,000	$5,000	$10,000
19	$5,000	$47,194	$0	$100,000	$5,000	$5,000
20	$5,000	$43,610	$0	$100,000	$5,000	$0
21	$5,000	$39,918	$0	$100,000	$5,000	$0
22	$5,000	$36,115	$0	$100,000	$5,000	$0
23	$5,000	$32,199	$0	$100,000	$5,000	$0
24	$5,000	$28,165	$0	$100,000	$5,000	$0
25	$5,000	$24,010	$0	$100,000	$5,000	$0
26	$5,000	$19,730	$0	$100,000	$5,000	$0
27	$5,000	$15,322	$0	$100,000	$5,000	$0
28	$5,000	$10,782	$0	$100,000	$5,000	$0
29	$5,000	$6,105	$0	$100,000	$5,000	$0
30	$5,000	$1,288	$0	$100,000	$5,000	$0
31	$5,000	$0	$0	$100,000	$5,000	$0
32	$5,000	$0	$0	$100,000	$5,000	$0
33	$5,000	$0	$0	$100,000	$5,000	$0
34	$5,000	$0	$0	$100,000	$5,000	$0

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($5,000): (a) the Protected Payment Base remains unchanged; and (b) the Remaining Protected Balance is reduced by the amount of each withdrawal.

Since a withdrawal occurred during Contract Year 1, no annual credit will be applied to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal.

Since it was assumed that the Owner was age 59 1/2 or older when the first withdrawal was taken, withdrawals of 5% of the Protected Payment Base will continue to be paid each year (even after the Contract Value and Remaining Protected Balance have been reduced to zero) until the day of the first death of an Owner or the date of death of the sole surviving Annuitant, whichever occurs first.

Guaranteed Protection Advantage 3 (GPA 3) Rider

Purchasing the GPA 3 Rider

Subject to state availability, you may purchase the optional GPA 3 Rider on the Contract Date or on any subsequent Contract Anniversary if:

•	the age of each Annuitant is 85 years or younger on the date of purchase,
•	the date of the purchase is at least 10 years before your selected Annuity Date, and
•	you use an asset allocation program established and maintained by us for this Rider during the entire period that the Rider is in effect.

If you add this Rider to your Contract, you must at all times invest your entire Contract Value in a Model of an asset allocation program established and maintained by us for this Rider. (See the HOW YOUR INVESTMENTS ARE ALLOCATED – Portfolio Optimization section in the Prospectus.) A change to a different asset allocation Model will not affect your Rider. However, if you change the allocation percentages within the Model you have selected, you will no longer be participating in the asset allocation program and the Rider will terminate. Further, if you allocate any portion of your Purchase Payments outside your Model allocations or withdraw from the asset allocation program, your Rider will terminate.

Only one GPA 3, GPA 5, or GPA Rider may be owned or in effect at the same time. You may elect to terminate an existing GPA 5 or GPA Rider and purchase the GPA 3 Rider, if available, on any Contract Anniversary. The GPA 3 Guaranteed Protection Amount will be equal to the Contract Value on that Contract Anniversary. Your election of this option may result in a reduction in the Guaranteed Protection Amount. In addition, you will be subject to the charge for the new Rider in effect at the time of the exchange.

How the GPA 3 Rider Works

If you purchase the GPA 3 Rider, the Rider will remain in effect, unless otherwise terminated, for a 10-year period (the “Term”) beginning on the Effective Date of the Rider.

On the last day of the Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than the Guaranteed Protection Amount. The additional amount will be equal to the difference between the Contract Value on the last day of the Term and the Guaranteed Protection Amount. The additional amount added to the Contract Value will be considered earnings and allocated to your Investment Options according to the allocations used in your most recent asset allocation program. Additional Purchase Payments that are not part of the Guaranteed Protection Amount (Purchase Payments made after the first Contract year the Rider was in effect and were not included in a Step-Up) will not be included in the benefit calculation at the end of Term.

The Guaranteed Protection Amount is equal to (a) plus (b) minus (c) as indicated below:

(a)	is the Contract Value at the start of the Term,

(b)	is the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c)	is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Guaranteed Protection Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

For purposes of determining the Contract Value at the start of the Term, if the Effective Date of the Rider is the Contract Date, the Contract Value is equal to the initial Purchase Payment. If the Effective Date of the Rider is a Contract Anniversary, the Contract Value is equal to the Contract Value on that Contract Anniversary. Any subsequent Purchase Payments received after the first year of a Term are not included in the Guaranteed Protection Amount.

If, on the last day of the Term, the Contract is annuitized, the first death of an Owner or the death of the last surviving Annuitant occurs, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the GPA 3 Rider before the payment of any annuity or death benefits, or full withdrawal. No additional amount will be made if the Contract Value on the last day of the Term is greater than or equal to the Guaranteed Protection Amount.

Optional Step-Up in the Guaranteed Protection Amount

On any Contract Anniversary beginning with the third (3rd) anniversary of the Effective Date of this Rider and before the Annuity Date, you may elect to increase (“Step-Up”) your Guaranteed Protection Amount.

If you elect the optional Step-Up, the following conditions will apply:

•	your election of a Step-Up must be received, in a form satisfactory to us, at our Service Center within 30 days after the Contract Anniversary on which the Step-Up is effective,

•	the Guaranteed Protection Amount will be equal to your Contract Value as of the Effective Date of the Step-Up (“Step-Up Date”),
•	a new 10-year Term will begin as of the Step-Up Date, and
•	you may not elect another Step-Up until on or after the 3rd anniversary of the latest Step-Up Date.

We will not permit a Step-Up if the new 10-year Term will extend beyond the Annuity Date.

The GPA 3 annual charge percentage may increase if you elect a Step-Up, but it will never be more than the maximum annual charge percentage associated with the Rider. If you do not elect any Step-Up of the Guaranteed Protection Amount during the Term of the Rider, your GPA 3 annual charge percentage will remain the same as it was on the Effective Date of the Rider.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies during the Term and the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of the Rider will continue until the end of the Term.

Termination

The Rider will automatically terminate at the end of the Term, or, if earlier on:

•	the day any portion of the Contract Value is no longer invested in an asset allocation program established and maintained by us for the Rider,
•	the day we receive notification from the Owner to terminate the Rider,
•	the date a full withdrawal of the amount available for withdrawal is made under the Contract,
•	the date of the first death of an Owner or the date of death of the last surviving Annuitant,
•	for Contracts with a Non-Natural Owner, the date of the first death of an Annuitant, including Primary, Joint and Contingent Annuitants,
•	the date the Contract is terminated according to the provisions of the Contract, or
•	the Annuity Date.

If your request to terminate the Rider is received at our Service Center within 30 days after a Contract Anniversary, the Rider will terminate on that Contract Anniversary. If your request to terminate the Rider is received at our Service Center more than 30 days after a Contract Anniversary, the Rider will terminate the day we receive the request.

If the Rider is terminated, you must wait until a Contract Anniversary that is at least one (1) year from the Effective Date of the termination before the Rider may be purchased again (if available).

Sample Calculations

The numeric examples provided are based on certain assumptions and are for example purposes only. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Step-Ups, Purchase Payments and withdrawals made from the Contract prior to the end of a 10-year Term affect the values and benefits under this Rider. The examples are not intended to serve as projections of future investment returns.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	A subsequent Purchase Payment of $20,000 is received in Contract Year 1 and $10,000 is received in Contract Year 4.
•	A withdrawal of $10,000 is taken during Contract Year 7.

					Amount
Beginning	Purchase			Guaranteed	added to the
of Contract	Payments	Withdrawal		Protection	Contract
Year	Received	Amount	Contract Value	Amount	Value

1	$100,000		$100,000	$100,000
Activity	$20,000		$118,119	$120,000
2			$117,374	$120,000
3			$114,439	$120,000
4			$111,578	$120,000
Activity	$10,000		$119,480	$120,000
5			$118,726	$120,000
6			$124,622	$120,000
Step-Up (New 10- Year Term Begins)			$124,622	$124,622
7			$121,546	$124,622
Activity		$10,000	$109,259	$114,172
8			$108,570	$114,172
9			$105,856	$114,172
10			$103,209	$114,172
11			$100,629	$114,172
12			$98,114	$114,172
13			$95,661	$114,172
14			$93,269	$114,172
15			$90,937	$114,172
Values at End of 15 th Year			$88,664	$114,172
			$114,172	$0	$25,508

The Guaranteed Protection Amount is equal to (a) + (b) - (c) as indicated below:

(a)	is the Contract Value at the start of the Term,
(b)	is the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c)	is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Guaranteed Protection Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

On the Rider Effective Date, the initial values are set as follows:

•	Guaranteed Protected Amount = Initial Purchase Payment = $100,000 ($100,000 + 0 - 0 = $100,000)

During Contract Year 1, an additional Purchase Payment of $20,000 was made. Since this Purchase Payment was made during the first Contract Year, the Guaranteed Protection Amount will be increased by $20,000 to $120,000. ($100,000 + $20,000 - 0 = $120,000)

During Contract Year 4, an additional Purchase Payment of $10,000 was made. However, this Purchase Payment will not increase the Guaranteed Protection Amount because it was not made during the first Contract Year (or first year of the 10-Year Term).

On the 6th Contract Anniversary, there was an optional Step-Up elected. The Step-Up will reset the Guaranteed Protection Amount equal to the Contract Value ($124,622) as of that Contract Anniversary.

During Contract Year 7, a withdrawal of $10,000 was made. This withdrawal will reduce the Guaranteed Protection Amount on a pro-rata basis and will result in a new Guaranteed Protection Amount. The pro-rata adjustment is $10,450 and was determined by finding the ratio of the withdrawal to the Contract Value immediately before the withdrawal ($10,000/$119,259 = 0.0835) multiplied by the Guaranteed Protection Amount prior to the withdrawal ($124,622*0.0835 = $10,450). The new Guaranteed Protection Amount (a) + (b) - (c) = $114,172 ($124,622 + 0 - $10,450 = 114,712).

At the end of Contract Year 15 (end of the 10-Year Term) the Contract Value ($88,664) is less than the Guaranteed Protection Amount ($114,172). Therefore, $25,508 ($114,172 - $88,664 = $25,508) is added to the Contract Value and the Rider terminates.

Supplement dated December 28, 2007 to the Prospectus dated May 1, 2007 for the Pacific One Select variable annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2007, as supplemented. The changes in this supplement are effective February 1, 2008.

The AN OVERVIEW OF PACIFIC ONE SELECT section is amended as follows:

The Optional Riders – Optional Living Benefit Riders subsection is amended to include the following:

Foundation 10 Rider

This optional Rider lets you, before the Annuity Date, withdraw up to 5% of your Protected Payment Base per year, lock in market gains, and provides the potential to receive 5% of a Protected Payment Base for life. This Rider also provides an Annual Credit of 10% added to your Protected Payment Base and Remaining Protected Balance for up to a 10 year period (provided you do not take any withdrawals) which can increase the amount you may withdraw in future years. The Annual Credit is not added to your Contract Value. If your total withdrawals in a Contract Year exceed the annual withdrawal amount allowed under the Rider, then the Protected Payment Base may decrease and the amount you may withdraw in the future under the Rider may be reduced. Currently, this Rider is available for purchase at Contract issue or on any Contract Anniversary. We reserve the right to restrict the purchase of this Rider to only Contract issue in the future.

Beginning with the first (1st) anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Resets or Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value. Any reset may include an increase in the annual charge percentage (up to a maximum of 1.50%) associated with the Rider. (Protected Payment Base, Remaining Protected Balance, Annual Credit, Automatic Reset, Owner-Elected Reset and Reset Date are described in the OTHER OPTIONAL RIDERS – Foundation 10 Rider section of this Supplement.)

This Rider is called the Guaranteed Withdrawal Benefit II Rider in the Contract’s Rider.

Guaranteed Protection Advantage 3 (GPA 3) Rider

The optional GPA 3 Rider allows for an additional amount that may be added to your Contract Value at the end of a 10-year period (the “Term”). The Rider also provides for an additional option (the “Step-Up”) on any Contract Anniversary beginning with the 3rd anniversary of the Rider Effective Date and before the Annuity Date. If the Step-Up is elected, your 10-year Term would begin again as of the effective date of the Step-Up election, and may include an increase in the annual charge percentage (up to a maximum of 1.00%) associated with the Rider.

The Periodic Expenses section is amended to include the following:

		Current Charge	Maximum Charge
		Percentage	Percentage

•	Foundation 10 Rider Charge*	0.85%	1.50%
•	Guaranteed Protection Advantage 3 (GPA 3) Rider Charge**	0.45%	1.00%

*	If you buy the Foundation 10 Rider, the annual charge is equal to the current charge percentage multiplied by the Protected Payment Base. For a complete explanation of the Protected Payment Base, see the OTHER OPTIONAL RIDERS – Foundation 10 Rider section of this supplement. We deduct this charge proportionately from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect, or if the Rider is terminated. Under the terms and conditions of the Rider, the annual Charge percentage may increase if an Automatic Reset or Owner-Elected Reset occurs, but will never be more than the maximum charge percentage. We will waive the annual Charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant or upon full annuitization of your Contract. The annual charge is only waived for the Contract Year that death or annuitization occurs.

**	If you buy the GPA 3 Rider, the annual charge is equal to the current charge percentage multiplied by the Guaranteed Protection Amount. For a complete description of the Guaranteed Protection Amount, see the OTHER OPTIONAL RIDERS – Guaranteed Protection Advantage 3 (GPA 3) section of this supplement. We deduct this charge proportionately from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect, or if you terminate the Rider. Under the terms and conditions of the Rider, the annual charge percentage may increase if a Step-Up is elected but will never be more than the maximum charge percentage. The annual charge is only waived for the Contract Year that death or annuitization occurs.

The Examples section is replaced with the following:

The following examples are intended to help you compare the cost of investing in your Contract with the cost of investing in other variable annuity contracts. The maximum amounts reflected below include the maximum periodic Contract expenses, Separate Account annual expenses and the Portfolio with the highest fees and expenses for the year ended December 31, 2006. The maximum amounts also include the combination of optional Riders whose cumulative maximum charge expenses totaled more than any other optional Rider combination. The optional Riders included are the PDBR, Foundation 10, GPA 3 and GIA II Riders. The minimum amounts reflected below include the maximum periodic Contract expenses, Separate Account annual expenses and the Portfolio with the lowest fees and expenses for the year ended December 31, 2006. The minimum amounts do not include any optional Riders.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. They also assume that your Investment has a 5% return each year and assumes the maximum and minimum fees and expenses of all of the Investment Options available. Although your actual costs may be higher or lower, based on these assumptions, your maximum and minimum costs would be:

•	If you surrendered, annuitized, or left your money in your Contract:

	1 Year	3 Years	5 Years	10 Years
Maximum†	$738	$2,249	$3,800	$7,829
Minimum†	$242	$746	$1,282	$2,765

†	In calculating the examples above, we used the maximum and minimum total operating expenses of all the Portfolios as shown in the Fees And Expenses section of the Pacific Select Fund’s Prospectus. For more information on fees and expenses, see CHARGES, FEES AND DEDUCTIONS in the Pacific One Select Prospectus, and see the Fund’s Prospectus. See the FINANCIAL HIGHLIGHTS section in the Prospectus for condensed financial information about the Subaccounts.

The CHARGES, FEES AND DEDUCTIONS section is amended as follows:

Optional Rider Charges section is amended to include the following:

Foundation 10 Rider Charge

If you purchase this Rider, we will deduct an annual charge for the Rider from your Investment Options on a proportionate basis. The current annual charge is 0.85% (not to exceed a maximum annual charge percentage of 1.50%) multiplied by the Protected Payment Base on the day the charge is deducted.

If this Rider terminates on a Contract Anniversary, the entire annual charge for the prior Contract Year will be deducted from the Contract Value on that Contract Anniversary. If the Rider terminates prior to a Contract Anniversary, we will prorate the annual charge based on the Protected Payment Base as of the day the Rider terminates. Such prorated amount will be deducted from the Contract Value on the earlier of the day the Contract terminates or the Contract Anniversary following the day the Rider terminates.

We will waive the annual charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant or upon full annuitization of the Contract.

Change in Annual Charge – The annual charge percentage may increase as a result of any Automatic Reset or Owner-Elected Reset. The annual charge percentage will not exceed the annual charge percentage then in effect for new issues of this same rider or the maximum annual charge percentage of 1.50%. If an Automatic Reset or Owner-Elected Reset never occurs, the annual charge percentage established on the Rider Effective Date is guaranteed not to change.

Guaranteed Advantage Protection 3 (GPA 3) Charge

If you purchase this Rider, we will deduct an annual charge for the Rider from your Investment Options on a proportionate basis. The current annual charge is 0.45% (not to exceed a maximum annual charge percentage of 1.00%) multiplied by the Guaranteed Protection Amount on the day the charge is deducted.

If this Rider terminates on a Contract Anniversary, the entire annual charge for the prior Contract Year will be deducted from the Contract Value on that Contract Anniversary. If the Rider terminates prior to a Contract Anniversary, we will prorate the annual charge based on the Guaranteed Protection Amount as of the day the Rider terminates. Such prorated amount will be deducted from the Contract Value on the earlier of the day the Contract terminates or the Contract Anniversary following the day the Rider terminates.

We will waive the annual charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant or upon full annuitization of the Contract.

Change in Annual Charge – The annual charge percentage may increase as a result of a Step-Up. The annual charge percentage will not exceed the annual charge percentage then in effect for new issues of this same rider or the maximum annual charge percentage of 1.00%. If a Step-Up never occurs, the annual charge percentage established on the Rider Effective Date is guaranteed not to change.

The OTHER OPTIONAL RIDERS section is amended to include the following:

Foundation 10 Rider

Purchasing the Foundation 10 Rider

Subject to state availability, you may purchase this optional Rider on the Contract Date or on any Contract Anniversary (if available) if:

•	the age of each Annuitant is 85 years or younger on the date of purchase, and
•	your entire Contract Value is invested in an asset allocation program established and maintained by us for this Rider during the entire period that the Rider is in effect.

If you add this Rider to your Contract, you must at all times invest your entire Contract Value in a Model of an asset allocation program established and maintained by us for this Rider or in the DCA Plus Fixed Option (if available) in conjunction with a Model. (See the HOW YOUR INVESTMENTS ARE ALLOCATED – Portfolio Optimization section in the Prospectus.) A change to a different asset allocation Model will not affect your Rider. However, if you change the allocation percentages within the Model you have selected, you will no longer be participating in the asset allocation program and the Rider will terminate. Further, if you allocate any portion of your Purchase Payments outside your Model allocations or withdraw from the asset allocation program, your Rider will terminate.

You can only purchase one Foundation 10 Rider, Flexible Lifetime Income Rider (Single), Flexible Lifetime Income Rider (Joint), or Income Access Rider. These Riders may not be owned or in effect at the same time.

Subject to state availability, you may elect to exchange the Lifetime Income Access Plus Rider, Income Access Plus Rider, or Income Access Rider for the Foundation 10 Rider on any Contract Anniversary. The initial Protected Payment Base and Remaining Protected Balance under the new Rider will be equal to the Contract Value on that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base, Remaining Protected Balance and Protected Payment Amount. If you elect an exchange, you will be subject to the charge for the new Rider in effect at the time of the exchange.

Foundation 10 Rider Terms

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Internal Revenue Code Section 401(a)(9) (“Section 401(a)(9)”) and related Code provisions in effect as of the Rider Effective Date.

Protected Payment Amount – The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base. The Protected Payment Amount on any day after the Rider Effective Date is equal to the lesser of:

•	5% of the Protected Payment Base as of that day, less cumulative withdrawals during that Contract Year, or
•	the Remaining Protected Balance as of that day.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider.

Remaining Protected Balance – The amount available for future withdrawals made under this Rider.

Annual Credit – An amount added to the Protected Payment Base and Remaining Protected Balance.

Maximum Credit Base – An amount equal to 200% of the Remaining Protected Balance as of the Rider Effective Date and any subsequent Purchase Payments made during the first year that the Rider is in effect plus 100% of all subsequent Purchase Payments made after the first year.

Reset Date – Any Contract Anniversary beginning with the first (1st) Contract Anniversary after the Rider Effective Date on which an Automatic Reset or an Owner-Elected Reset occurs.

Initial Values – The initial Protected Payment Base and Remaining Protected Balance amounts are equal to:

•	initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or
•	Contract Value, if the Rider Effective Date is on a Contract Anniversary.

The initial Protected Payment Amount on the Rider Effective Date is equal to 5% of the initial Protected Payment Base.

How the Foundation 10 Rider Works

On any day, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the Remaining Protected Balance is reduced to zero (0). This Rider also provides for an amount (an “Annual Credit”) to be added to the Protected Payment Base and Remaining Protected Balance if no withdrawals are taken.

In addition, beginning with the first (1st) anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Annual Resets or Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value.

If applicable, an Annual Credit is added to the Protected Payment Base and Remaining Protected Balance prior to any Automatic Reset. If the Contract Value as of that Contract Anniversary is greater than the Protected Payment Base (which includes the Annual Credit amount) then the Protected Payment Base and Remaining Protected Balance will be automatically reset to equal the Contract Value.

For purposes of this Rider, the term “withdrawal” includes any applicable charges for premium taxes and/or other taxes, if applicable. Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract or a TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see the FEDERAL TAX STATUS – Qualified Contracts section in the Prospectus.

Withdrawal of Protected Payment Amount

While this Rider is in effect, you may withdraw up to the Protected Payment Amount without reducing the Protected Payment Base, regardless of market performance, until the Remaining Protected Balance equals zero. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year.

If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged. The Remaining Protected Balance will decrease by the withdrawal amount immediately following the withdrawal.

If a withdrawal exceeds the Protected Payment Amount immediately prior to that withdrawal, we will adjust the Protected Payment Base and Remaining Protected Balance immediately following the withdrawal, to the lesser of:

•	the Contract Value immediately after the withdrawal, or
•	the Remaining Protected Balance immediately prior to the withdrawal, less the withdrawal amount.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal, if a withdrawal made under the Rider exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions in effect at that time,
•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,
•	the Annual RMD Amount is based on this Contract only, and
•	only RMD withdrawals are made from the Contract during the Contract Year.

The Remaining Protected Balance will decrease by the amount of each RMD withdrawal immediately following the RMD withdrawal.

See the FEDERAL TAX STATUS – Qualified Contracts – Required Minimum Distributions section in the Prospectus.

Depletion of Contract Value

If a withdrawal (including an RMD withdrawal) does not exceed the Protected Payment Amount and reduces the Contract Value to zero, the following will apply:

•	if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner):

•	was younger than age 59 1/2 when the first withdrawal was taken under the Rider, after the Rider Effective Date or the most recent Reset Date, whichever is later, 5% of the Protected Payment Base will be paid each year until the Remaining Protected Balance is reduced to zero, or
•	was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, 5% of the Protected Payment Base will be paid each year until the day of the first death of an Owner or the date of death of the sole surviving Annuitant.

•	the payments of 5% of the Protected Payment Base will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,
•	no additional Purchase Payments will be accepted under the Contract,
•	any Remaining Protected Balance will not be available for payment in a lump sum and will not be applied to provide payments under an Annuity Option,
•	the Contract will cease to provide any death benefit, and
•	any payments made to you of the Remaining Protected Balance may be taxable to you as ordinary income, and if you are under the age of 59 1/2, may be subject to an additional 10% early withdrawal penalty tax.

If the Owner or sole surviving Annuitant dies and the Contract Value is zero as of the date of death, there is no death benefit, however, any Remaining Protected Balance will be paid to the Beneficiary under a series of pre-authorized withdrawals and payment frequency (at least annually) then in effect at the time of the Owner’s or sole surviving Annuitant’s death. If, however, the Remaining Protected Balance would be paid over a period that exceeds the life expectancy of the Beneficiary, the pre-authorized withdrawal amount will be adjusted so that the withdrawal payments will be paid over a period that does not exceed the Beneficiary’s life expectancy.

Depletion of Remaining Protected Balance

If a withdrawal (including an RMD Withdrawal) reduced the Remaining Protected Balance to zero and Contract Value remains, the following will apply:

If the oldest Owner (or younger Annuitant, in the case of an Owner who is a Non-Natural Owner):

•	was younger than age 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, this Rider will terminate, or
•	was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, you may elect to withdraw up to 5% of the Protected Payment Base each year until the day of the first death of an Owner or the date of death of the sole surviving Annuitant. If an Automatic or Owner-Elected Reset occurs, the Remaining Protected Balance will be reinstated to an amount equal to the Contract Value as of that Contract Anniversary.

Before your Remaining Protected Balance is zero, if you took your first withdrawal before 59 1/2 and you would like to be eligible for lifetime payments under the Rider, an Automatic or Owner-Elected Reset must occur after age 59 1/2. See the Reset of Protected Payment Base and Remaining Protected Balance section of this Rider.

If a withdrawal (except an RMD withdrawal) made from the Contract exceeds the Protected Payment Amount, this Rider will terminate.

Any death benefit proceeds to be paid to the Beneficiary from remaining Contract Value will be paid according to the Death Benefit provisions of the Contract.

Annual Credit

On each Contract Anniversary after the Rider Effective Date, an Annual Credit will be added to the Protected Payment Base and Remaining Protected Balance, as of that Contract Anniversary, if:

•	no withdrawals have occurred after the Rider Effective Date,
•	that Contract Anniversary is within the first 10 Contract Anniversaries, measured from the Rider Effective Date, and
•	the Remaining Protected Balance is less than the Maximum Credit Base.

The Annual Credit is equal to 10% of the total of:

•	the Remaining Protected Balance on the Rider Effective Date, or the most recent Reset Date, whichever is later, and
•	the cumulative Purchase Payments received after the Rider Effective Date or the most recent Reset Date, whichever is later,

as of the Contract Anniversary on which the Annual Credit is added.

Once a withdrawal has occurred, no Annual Credit will be added to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal. In addition, Annual Credit eligibility cannot be reinstated by any Automatic or Owner-Elected Reset.

Annual Credits will not increase your cost basis and when distributed, may be recognizable as taxable ordinary income. The Annual Credit is not added to your Contract Value.

Reset of Protected Payment Base and Remaining Protected Balance

Regardless of which reset option is used, on and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued, except that eligibility for the Annual Credit cannot be reinstated with a Reset. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of annual Charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date.

If a withdrawal is taken, the Annual Credit will no longer be applied and cannot be restarted with an Automatic or Owner-Elected Reset. In addition, an Automatic or Owner-Elected Reset will not start a new 10 year period for Annual Credit eligibility.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value, if the Protected Payment Base, after any Annual Credit is applied, is less than the Contract Value on that Contract Anniversary. The annual charge percentage may change as a result of any Automatic Reset (See the CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges section in this supplement). A Reset does not begin a new 10 year period for the Annual Credit to be applied.

Automatic Reset – Opt-Out Election. If you are within 30 days after a Contract Anniversary on which an Automatic Reset is effective, you have the option to reinstate the Protected Payment Base, Remaining Protected Balance and annual charge percentage to their respective amounts immediately before the Automatic Reset. Any future Automatic Resets will continue in effect in accordance with the Automatic Reset paragraph above. If you elect this option, your opt-out election must be received, in a form satisfactory to us, at our Service Center within the same 30 day period after the Contract Anniversary on which the reset is effective.

Automatic Reset – Future Participation. You may elect not to participate in future Automatic Resets at any time. Your election must be received, in a form satisfactory to us, at our Service Center, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries.

If you previously elected not to participate in Automatic Resets, you may re-elect to participate in future Automatic Resets at any time. Your election to resume participation must be received, in a form satisfactory to us, at our Service Center while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries as described in the Automatic Reset paragraph above.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary, elect to reset the Remaining Protected Balance and Protected Payment Base to an amount equal to 100% of the Contract Value. An Owner-Elected Reset may be elected while Automatic Resets are in effect. The annual charge percentage may change as a result of this reset.

If you elect this option, your election must be received, in a form satisfactory to us, at our Service Center within 30 days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and any Annual Credit that may be applied. We will provide you with written confirmation of your election.

Subsequent Purchase Payments

If we receive additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base and Remaining Protected Balance by the amount of the Purchase Payments. However, for purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the later of the first (1st) Contract Anniversary or most recent Reset Date to exceed $100,000 without our prior approval. This provision only applies if the Contract to which this Rider is attached, permits Purchase Payments after the first (1st) Contract Anniversary, measured from the Contract Date.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only annuity option is chosen, the annuity payments will be equal to the greater of:

•	the Life Only annual payment amount based on the terms of your Contract, or
•	5% of the Protected Payment Base in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base, Remaining Protected Balance and Protected Payment Amount under this Rider will not be used in determining any annuity payments.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies while this Rider is in effect and if the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, the surviving spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Remaining Protected Balance is reduced to zero.

The surviving spouse may elect any of the reset options available under this Rider for subsequent Contract Anniversaries. If an election to reset is made, whether by an Automatic Reset or an Owner-Elected Reset, then the provisions of this Rider will continue in full force and in effect for the surviving spouse.

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer invested according to an asset allocation program established and maintained by us for this Rider (the Rider will not terminate when you are using the DCA Plus program in conjunction with a Model of such a program),
•	the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner), was younger than 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later,
•	the date of the first death of an Owner or the date of death of the sole surviving Annuitant,
•	for Contracts with a Non-Natural Owner, the date of the first death of an Annuitant, including Primary, Joint and Contingent Annuitants,
•	the day the Contract is terminated in accordance with the provisions of the Contract,
•	the day we are notified of a change in ownership of the Contract if the Contract is Non-Qualified, or
•	the Annuity Date.

The Rider will not terminate the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later. In this case, the Rider will terminate the date of the first death of an Owner or the date of death of the sole surviving Annuitant.

The Rider and the Contract will not terminate the day the Contract Value is zero and you begin taking pre-authorized withdrawals of 5% of the Protected Payment Base. In this case, the Rider and the Contract will terminate:

•	the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or youngest Annuitant, in the case of an Owner who is Non-Natural Owner), was younger than 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, or
•	the date of the first death of an Owner or the date of death of the sole surviving Annuitant if the oldest Owner (or youngest Annuitant, in the case of an Owner who is a Non-Natural Owner) was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later.

If this Rider is terminated as a result of having any portion of the Contract Value no longer invested according to an asset allocation program established and maintained by us, you must wait until a Contract Anniversary that is at least one (1) year from the Effective Date of termination before this Rider may be purchased again (if available).

Sample Calculations

The examples provided are based on certain hypothetical assumptions and are for example purposes only. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. The examples are not intended to serve as projections of future investment returns.

Example #1 – Setting of Initial Values.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date

Beginning					Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Annual	Payment	Payment	Protected	Maximum
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance	Credit Base

1	$100,000		$100,000	$0	$100,000	$5,000	$100,000	$200,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000
•	Maximum Credit Base = 200% of the Initial Purchase Payment = $200,000

Example #2 – Subsequent Purchase Payments.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	A subsequent Purchase Payment of $100,000 is received during Contract Years 1 and 2.
•	No withdrawals taken.
•	Automatic reset at Beginning of Contract Year 10.

Beginning					Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Annual	Payment	Payment	Protected	Maximum
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance	Credit Base

1	$100,000		$100,000	$0	$100,000	$5,000	$100,000	$200,000
Activity	$100,000		$200,000		$200,000	$10,000	$200,000	$400,000
2			$207,000	$20,000	$220,000	$11,000	$220,000	$400,000
Activity	$100,000		$307,000		$320,000	$16,000	$320,000	$500,000
3			$321,490	$30,000	$350,000	$17,500	$350,000	$500,000
4			$343,994	$30,000	$380,000	$19,000	$380,000	$500,000
5			$368,073	$30,000	$410,000	$20,500	$410,000	$500,000
6			$393,839	$30,000	$440,000	$22,000	$440,000	$500,000
7			$421,407	$30,000	$470,000	$23,500	$470,000	$500,000
8			$450,906	$30,000	$500,000	$25,000	$500,000	$500,000
9			$482,469	$0	$500,000	$25,000	$500,000	$500,000
10	Prior to Automatic Reset		$516,242	$0	$500,000	$25,000	$500,000	$500,000
10	After Automatic Reset		$516,242	$0	$516,242	$25,812	$516,242	$500,000

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 1, the Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $200,000 ($100,000 + $100,000). Since the subsequent Purchase Payment is received in Contract Year 1, the Maximum Credit Base is increased by 200% of the Purchase Payment, to $400,000. The Protected Payment Amount after the Purchase Payment is equal to $10,000 (5% of the Protected Payment Base after the Purchase Payment since there were no withdrawals during that Contract Year).

Since no withdrawal occurred prior to the Contract Anniversary at the Beginning of Contract Year 2, an annual credit of $20,000 (10% of the initial Remaining Protected Balance plus cumulative Purchase Payments received after the Rider Effective Date) is applied to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $220,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $11,000 (5% of the Protected Payment Base on that Contract Anniversary).

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 2, the Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $300,000 ($200,000 + $100,000). Since the subsequent Purchase Payment is received in Contract Year 2, the Maximum Credit Base is increased by 100% of the Purchase Payment, to $500,000. The Protected Payment Amount after the Purchase Payment is equal to $16,000 (5% of the Protected Payment Base after the Purchase Payment since there were no withdrawals during that Contract Year).

Since no withdrawal occurred prior to the Contract Anniversary at the Beginning of Contract Year 3, an annual credit of $30,000 (10% of the initial Remaining Protected Balance plus cumulative Purchase Payments received after the Rider Effective Date) is applied to the Protected Payment Base and Remaining Protected Balance on that Contract Anniversary, increasing both to $350,000. As a result, the Protected Payment Amount on that Contract Anniversary is equal to $17,500 (5% of the Protected Payment Base on that Contract Anniversary).

An Annual Credit is no longer applied after the Protected Payment Base and Remaining Protected Balance reach the Maximum Credit Base of $500,000 in Contract Year 8.

Because at the Beginning of Contract Year 10, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 10 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 10 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $25,812 (5% of the reset Protected Payment Base).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of additional amounts credited, charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 – Withdrawals Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	A subsequent Purchase Payment of $100,000 is received during Contract Years 1 and 2.
•	A withdrawal equal to or less than the Protected Payment Amount is taken during Contract Years 3 and 4.
•	Automatic reset at Beginning of Contract Year 6.

Beginning					Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Annual	Payment	Payment	Protected	Maximum
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance	Credit Base

1	$100,000		$100,000	$0	$100,000	$5,000	$100,000	$200,000
Activity	$100,000		$200,000		$200,000	$10,000	$200,000	$400,000
2			$207,000	$20,000	$220,000	$11,000	$220,000	$400,000
Activity	$100,000		$307,000		$320,000	$16,000	$320,000	$500,000
3			$321,490	$30,000	$350,000	$17,500	$350,000	$500,000
Activity		$17,500	$326,494		$350,000	$0	$332,500	$500,000
4			$326,494	$0	$350,000	$17,500	$332,500	$500,000
Activity		$17,500	$331,848		$350,000	$0	$315,000	$500,000
5			$331,848	$0	$350,000	$17,500	$315,000	$500,000
6	Prior to Automatic Reset		$355,077	$0	$350,000	$17,500	$315,000	$500,000
6	After Automatic Reset		$355,077	$0	$355,077	$17,753	$355,077	$500,000

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

As the withdrawal during Contract Year 3 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($17,500):

     (a) the Protected Payment Base remains unchanged; and

     (b) the Remaining Protected Balance is reduced by the amount of the withdrawal to $332,500 ($350,000 - $17,500).

As the withdrawal during Contract Year 4 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($17,500):

     (c) the Protected Payment Base remains unchanged; and

     (d) the Remaining Protected Balance is reduced by the amount of the withdrawal to $315,000 ($332,500 - $17,500).

Because at the Beginning of Contract Year 6, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 6 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 6 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $17,753 (5% of the reset Protected Payment Base).

Since a withdrawal occurred during Contract Year 3, no annual credit will be applied to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal.

Example #4 – Withdrawals Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	A subsequent Purchase Payment of $100,000 is received during Contract Years 1 and 2.
•	A withdrawal greater than the Protected Payment Amount is taken during Contract Years 3 and 4.
•	Automatic resets at Beginning of Contract Years 5 and 6.

Beginning					Protected	Protected	Remaining	Maximum
of Contract	Purchase		Contract Value	Annual	Payment	Payment	Protected	Credit
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance	Base

1	$100,000		$100,000	$0	$100,000	$5,000	$100,000	$200,000
Activity	$100,000		$200,000		$200,000	$10,000	$200,000	$400,000
2			$207,000	$20,000	$220,000	$11,000	$220,000	$400,000
Activity	$100,000		$307,000		$320,000	$16,000	$320,000	$500,000
3			$321,490	$30,000	$350,000	$17,500	$350,000	$500,000
Activity		$20,000	$323,994		$323,994	$0	$323,994	$500,000
4			$323,994	$0	$323,994	$16,199	$323,994	$500,000
Activity		$20,000	$326,673		$303,994	$0	$303,994	$500,000
5	Prior to Automatic Reset		$326,673	$0	$303,994	$15,199	$303,994	$500,000
5	After Automatic Reset		$326,673	$0	$326,673	$16,333	$326,673	$500,000
6	Prior to Automatic Reset		$349,541	$0	$326,673	$16,333	$326,673	$500,000
6	After Automatic Reset		$349,541	$0	$349,541	$17,477	$349,541	$500,000

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $20,000 withdrawal during Contract Year 3 exceeds the Protected Payment Amount immediately prior to the withdrawal ($20,000> $17,500), the Protected Payment Base and Remaining Protected Balance immediately after the withdrawal are adjusted to the lesser of:

(a)	the Contract Value immediately after the withdrawal ($323,994); or
(b)	the Remaining Protected Balance immediately prior to the withdrawal, less the withdrawal amount ($350,000 - $20,000 = $330,000).

     The Protected Payment Amount immediately after the withdrawal is equal to $0 (5% of the Protected Payment Base after the withdrawal (5% of $323,994 = $16,199), less cumulative withdrawals during that Contract Year ($20,000), but not less than zero).

Because the $20,000 withdrawal during Contract Year 4 exceeds the Protected Payment Amount immediately prior to the withdrawal ($20,000> $16,199), the Protected Payment Base and Remaining Protected Balance immediately after the withdrawal are adjusted to the lesser of:

(c)	the Contract Value immediately after the withdrawal ($326,673); or

(d)	the Remaining Protected Balance immediately prior to the withdrawal, less the withdrawal amount ($323,994 - $20,000 = $303,994).

The Protected Payment Amount immediately after the withdrawal is equal to $0 (5% of the Protected Payment Base after the withdrawal (5% of $303,994 = $15,199), less cumulative withdrawals during that Contract Year ($20,000), but not less than zero).

Because at the Beginning of Contract Year 5, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 5 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 5 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $16,333 (5% of the reset Protected Payment Base).

Because at the Beginning of Contract Year 6, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 6 – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at

Beginning of Contract Year 6 – After Automatic Reset). As a result, the Protected Payment Amount is equal to $17,477 (5% of the reset Protected Payment Base).

Since a withdrawal occurred during Contract Year 3, no annual credit will be applied to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal.

Example #5 — Annual Credit & Resets.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	No subsequent Purchase Payments received.
•	No withdrawals taken.
•	Automatic reset at Beginning of Contract Years 3 and 5.

Beginning					Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Annual	Payment	Payment	Protected	Maximum
Year	Payment	Withdrawal	after Activity	Credit	Base	Amount	Balance	Credit Base

1	$100,000		$100,000	$0	$100,000	$5,000	$100,000	$200,000
2			$107,000	$10,000	$110,000	$5,500	$110,000	$200,000
3			$125,000	$10,000	$125,000	$6,250	$125,000	$200,000
4			$120,000	$12,500	$137,500	$6,875	$137,500	$200,000
5			$190,000	$12,500	$190,000	$9,500	$190,000	$200,000
6			$180,000	$19,000	$209,000	$10,450	$209,000	$200,000
7			$240,000	$0	$240,000	$12,000	$240,000	$200,000
8			$220,000	$0	$240,000	$12,000	$240,000	$200,000
9			$250,000	$0	$250,000	$12,500	$250,000	$200,000

On the Contract Anniversary at the beginning of Contract Year 2, an Annual Credit of $10,000 (10% of the Remaining Protected Balance) is added to the Protected Payment Base and Remaining Protected Balance.

An Annual Credit of $10,000 would have been applied on the Contract Anniversary at the beginning of Contract Year 3, but an Automatic Reset takes place instead, resetting the Protected Payment Base and Remaining Protected Balance to $125,000.

On the Contract Anniversary at the beginning of Contract Year 4, an Annual Credit of $12,500 (10% of the Remaining Protected Balance) is added to the Protected Payment Base and Remaining Protected Balance.

An Annual Credit of $12,500 would have been applied on the Contract Anniversary at the beginning of Contract Year 5, but an Automatic Reset took place instead, resetting the Protected Payment Base and Remaining Protected Balance to $190,000.

On the Contract Anniversary at the beginning of Contract Year 6, an Annual Credit of $19,000 (10% of the Remaining Protected Balance) is added, increasing the Protected Payment Base and Remaining Protected Balance to $209,000. Annual Credits will no longer be added since the Maximum Credit Base of $200,000 has been reached.

Example #6 – RMD Withdrawals.

The effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base and Remaining Protected Balance. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

					Protected
			Annual	Protected	Payment	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Amount	Protected
Date	Withdrawal	Withdrawal	Amount	Base (PPB)	(5% of PPB)	Balance

05/01/2006			$0	$100,000	$5,000	$100,000
Contract Anniversary
01/01/2007			$7,500
03/15/2007	$1,875			$100,000	$3,125	$98,125
05/01/2007				$100,000	$5,000	$98,125
Contract Anniversary
06/15/2007	$1,875			$100,000	$3,125	$96,250
09/15/2007	$1,875			$100,000	$1,250	$94,375
12/15/2007	$1,875			$100,000	$0	$92,500
01/01/2008			$8,000
03/15/2008	$2,000			$100,000	$0	$90,500
05/01/2008				$100,000	$5,000	$90,500
Contract Anniversary

Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. The only effect is a reduction in the Remaining Protected Balance equal to the amount of each withdrawal. In addition, the Protected Payment Amount is reduced by the amount of each withdrawal until the Protected Payment Amount is zero.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

					Protected
			Annual	Protected	Payment	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Amount	Protected
Date	Withdrawal	Withdrawal	Amount	Base (PPB)	(5% of PPB)	Balance

05/01/2006			$0	$100,000	$5,000	$100,000
Contract Anniversary
01/01/2007			$7,500
03/15/2007	$1,875			$100,000	$3,125	$98,125
04/01/2007		$2,000		$100,000	$1,125	$96,125
05/01/2007				$100,000	$5,000	$96,125
Contract Anniversary
06/15/2007	$1,875			$100,000	$3,125	$94,250
09/15/2007	$1,875			$100,000	$1,250	$92,375
11/15/2007		$4,000		$88,375	$0	$88,375

On 3/15/07 there was an RMD Withdrawal of $1,875 and on 4/1/07 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/06 through 4/30/07) did not exceed the Protected Payment Amount of $5,000 there was no adjustment to the Protected Payment Base. The only effect is a reduction in the Remaining Protected Balance and the Protected Payment Amount equal to the amount of each withdrawal. On 5/1/07, the Protected Payment Amount was re-calculated (5% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/07, there was a Non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($5,000). Because the $4,000 Non-RMD Withdrawal exceeds the Protected Payment Amount, the Protected Payment Base and Remaining Protected Balance immediately after the withdrawal are reset to the lesser of: (a) the Contract Value immediately after the withdrawal; or (b) the Remaining Protected Balance immediately before the withdrawal, less the withdrawal amount.

Assuming that the Contract Value immediately after the withdrawal was $90,000, the Protected Payment Base and Remaining Protected balance will be reset to $88,375 ($92,375 - $4,000=$88,375) which is the Remaining Protected Balance immediately before the withdrawal, less the withdrawal amount.

Example #7 — Lifetime Income.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	No subsequent Purchase Payments are received.
•	Owner is age 59 1/2 or older when the first withdrawal was taken
•	Withdrawals, each equal to 5% of the Protected Payment Base are taken each Contract Year.
•	No automatic reset or Owner-elected reset is assumed during the life of the Rider.

		End of Year	Annual	Protected	Protected Payment	Remaining
Contract Year	Withdrawal	Contract Value	Credit	Payment Base	Amount	Protected Balance

1	$5,000	$96,489	$0	$100,000	$5,000	$95,000
2	$5,000	$94,384	$0	$100,000	$5,000	$90,000
3	$5,000	$92,215	$0	$100,000	$5,000	$85,000
4	$5,000	$89,982	$0	$100,000	$5,000	$80,000
5	$5,000	$87,681	$0	$100,000	$5,000	$75,000
6	$5,000	$85,311	$0	$100,000	$5,000	$70,000
7	$5,000	$82,871	$0	$100,000	$5,000	$65,000
8	$5,000	$80,357	$0	$100,000	$5,000	$60,000
9	$5,000	$77,768	$0	$100,000	$5,000	$55,000
10	$5,000	$75,101	$0	$100,000	$5,000	$50,000
11	$5,000	$72,354	$0	$100,000	$5,000	$45,000
12	$5,000	$69,524	$0	$100,000	$5,000	$40,000
13	$5,000	$66,610	$0	$100,000	$5,000	$35,000
14	$5,000	$63,608	$0	$100,000	$5,000	$30,000
15	$5,000	$60,517	$0	$100,000	$5,000	$25,000
16	$5,000	$57,332	$0	$100,000	$5,000	$20,000
17	$5,000	$54,052	$0	$100,000	$5,000	$15,000
18	$5,000	$50,674	$0	$100,000	$5,000	$10,000
19	$5,000	$47,194	$0	$100,000	$5,000	$5,000
20	$5,000	$43,610	$0	$100,000	$5,000	$0
21	$5,000	$39,918	$0	$100,000	$5,000	$0
22	$5,000	$36,115	$0	$100,000	$5,000	$0
23	$5,000	$32,199	$0	$100,000	$5,000	$0
24	$5,000	$28,165	$0	$100,000	$5,000	$0
25	$5,000	$24,010	$0	$100,000	$5,000	$0
26	$5,000	$19,730	$0	$100,000	$5,000	$0
27	$5,000	$15,322	$0	$100,000	$5,000	$0
28	$5,000	$10,782	$0	$100,000	$5,000	$0
29	$5,000	$6,105	$0	$100,000	$5,000	$0
30	$5,000	$1,288	$0	$100,000	$5,000	$0
31	$5,000	$0	$0	$100,000	$5,000	$0
32	$5,000	$0	$0	$100,000	$5,000	$0
33	$5,000	$0	$0	$100,000	$5,000	$0
34	$5,000	$0	$0	$100,000	$5,000	$0

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 5% of Protected Payment Base = $5,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal ($5,000): (a) the Protected Payment Base remains unchanged; and (b) the Remaining Protected Balance is reduced by the amount of each withdrawal.

Since a withdrawal occurred during Contract Year 1, no annual credit will be applied to the Protected Payment Base and Remaining Protected Balance on any Contract Anniversary following the withdrawal.

Since it was assumed that the Owner was age 59 1/2 or older when the first withdrawal was taken, withdrawals of 5% of the Protected Payment Base will continue to be paid each year (even after the Contract Value and Remaining Protected Balance have been reduced to zero) until the day of the first death of an Owner or the date of death of the sole surviving Annuitant, whichever occurs first.

Guaranteed Protection Advantage 3 (GPA 3) Rider

Purchasing the GPA 3 Rider

Subject to state availability, you may purchase the optional GPA 3 Rider on the Contract Date or on any subsequent Contract Anniversary if:

•	the age of each Annuitant is 85 years or younger on the date of purchase,
•	the date of the purchase is at least 10 years before your selected Annuity Date, and
•	you use an asset allocation program established and maintained by us for this Rider during the entire period that the Rider is in effect.

If you add this Rider to your Contract, you must at all times invest your entire Contract Value in a Model of an asset allocation program established and maintained by us for this Rider or in the DCA Plus Fixed Option (if available) in conjunction with a Model. (See the HOW YOUR INVESTMENTS ARE ALLOCATED – Portfolio Optimization section in the Prospectus.) A change to a different asset allocation Model will not affect your Rider. However, if you change the allocation percentages within the Model you have selected, you will no longer be participating in the asset allocation program and the Rider will terminate. Further, if you allocate any portion of your Purchase Payments outside your Model allocations or withdraw from the asset allocation program, your Rider will terminate.

Only one GPA 3, GPA 5, or GPA Rider may be owned or in effect at the same time. You may elect to terminate an existing GPA 5 or GPA Rider and purchase the GPA 3 Rider, if available, on any Contract Anniversary. The GPA 3 Guaranteed Protection Amount will be equal to the Contract Value on that Contract Anniversary. Your election of this option may result in a reduction in the Guaranteed Protection Amount. In addition, you will be subject to the charge for the new Rider in effect at the time of the exchange.

How the GPA 3 Rider Works

If you purchase the GPA 3 Rider, the Rider will remain in effect, unless otherwise terminated, for a 10-year period (the “Term”) beginning on the Effective Date of the Rider.

On the last day of the Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than the Guaranteed Protection Amount. The additional amount will be equal to the difference between the Contract Value on the last day of the Term and the Guaranteed Protection Amount. The additional amount added to the Contract Value will be considered earnings and allocated to your Investment Options according to the allocations used in your most recent asset allocation program. Additional Purchase Payments that are not part of the Guaranteed Protection Amount (Purchase Payments made after the first Contract year the Rider was in effect and were not included in a Step-Up) will not be included in the benefit calculation at the end of Term.

The Guaranteed Protection Amount is equal to (a) plus (b) minus (c) as indicated below:

(a)	is the Contract Value at the start of the Term,

(b)	is the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c)	is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Guaranteed Protection Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

For purposes of determining the Contract Value at the start of the Term, if the Effective Date of the Rider is the Contract Date, the Contract Value is equal to the initial Purchase Payment. If the Effective Date of the Rider is a Contract Anniversary, the Contract Value is equal to the Contract Value on that Contract Anniversary. Any subsequent Purchase Payments received after the first year of a Term are not included in the Guaranteed Protection Amount.

If, on the last day of the Term, the Contract is annuitized, the first death of an Owner or the death of the last surviving Annuitant occurs, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the GPA 3 Rider before the payment of any annuity or death benefits, or full withdrawal. No additional amount will be made if the Contract Value on the last day of the Term is greater than or equal to the Guaranteed Protection Amount.

Optional Step-Up in the Guaranteed Protection Amount

On any Contract Anniversary beginning with the third (3rd) anniversary of the Effective Date of this Rider and before the Annuity Date, you may elect to increase (“Step-Up”) your Guaranteed Protection Amount.

If you elect the optional Step-Up, the following conditions will apply:

•	your election of a Step-Up must be received, in a form satisfactory to us, at our Service Center within 30 days after the Contract Anniversary on which the Step-Up is effective,
•	the Guaranteed Protection Amount will be equal to your Contract Value as of the Effective Date of the Step-Up (“Step-Up Date”),
•	a new 10-year Term will begin as of the Step-Up Date, and
•	you may not elect another Step-Up until on or after the 3rd anniversary of the latest Step-Up Date.

We will not permit a Step-Up if the new 10-year Term will extend beyond the Annuity Date.

The GPA 3 annual charge percentage may increase if you elect a Step-Up, but it will never be more than the maximum annual charge percentage associated with the Rider. If you do not elect any Step-Up of the Guaranteed Protection Amount during the Term of the Rider, your GPA 3 annual charge percentage will remain the same as it was on the Effective Date of the Rider.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies during the Term and the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of the Rider will continue until the end of the Term.

Termination

The Rider will automatically terminate at the end of the Term, or, if earlier on:

•	the day any portion of the Contract Value is no longer invested in an asset allocation program established and maintained by us for the Rider (the Rider will not terminate when you are using the DCA Plus program in conjunction with a Model of such a program),
•	the day we receive notification from the Owner to terminate the Rider,
•	the date a full withdrawal of the amount available for withdrawal is made under the Contract,
•	the date of the first death of an Owner or the date of death of the last surviving Annuitant,
•	for Contracts with a Non-Natural Owner, the date of the first death of an Annuitant, including Primary, Joint and Contingent Annuitants,
•	the date the Contract is terminated according to the provisions of the Contract, or
•	the Annuity Date.

If your request to terminate the Rider is received at our Service Center within 30 days after a Contract Anniversary, the Rider will terminate on that Contract Anniversary. If your request to terminate the Rider is received at our Service Center more than 30 days after a Contract Anniversary, the Rider will terminate the day we receive the request.

If the Rider is terminated, you must wait until a Contract Anniversary that is at least one (1) year from the Effective Date of the termination before the Rider may be purchased again (if available).

Sample Calculations

The numeric examples provided are based on certain assumptions and are for example purposes only. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Step-Ups, Purchase Payments and withdrawals made from the Contract prior to the end of a 10-year Term affect the values and benefits under this Rider. The examples are not intended to serve as projections of future investment returns.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	A subsequent Purchase Payment of $20,000 is received in Contract Year 1 and $10,000 is received in Contract Year 4.
•	A withdrawal of $10,000 is taken during Contract Year 7.

					Amount
Beginning	Purchase			Guaranteed	added to the
of Contract	Payments	Withdrawal		Protection	Contract
Year	Received	Amount	Contract Value	Amount	Value

1	$100,000		$100,000	$100,000
Activity	$20,000		$118,119	$120,000
2			$117,374	$120,000
3			$114,439	$120,000
4			$111,578	$120,000
Activity	$10,000		$119,480	$120,000
5			$118,726	$120,000
6			$124,622	$120,000
Step-Up (New 10- Year Term Begins)			$124,622	$124,622
7			$121,546	$124,622
Activity		$10,000	$109,259	$114,172
8			$108,570	$114,172
9			$105,856	$114,172
10			$103,209	$114,172
11			$100,629	$114,172
12			$98,114	$114,172
13			$95,661	$114,172
14			$93,269	$114,172
15			$90,937	$114,172
Values at End of 15 th Year			$88,664	$114,172
			$114,172	$0	$25,508

The Guaranteed Protection Amount is equal to (a) + (b) - (c) as indicated below:

(a)	is the Contract Value at the start of the Term,
(b)	is the amount of each subsequent Purchase Payment received during the first year of the Term, and

(c)	is a pro rata adjustment for withdrawals made from the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Guaranteed Protection Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, premium taxes, and/or other taxes, to the Contract Value immediately prior to the withdrawal.

On the Rider Effective Date, the initial values are set as follows:

•	Guaranteed Protected Amount = Initial Purchase Payment = $100,000 ($100,000 + 0 - 0 = $100,000)

During Contract Year 1, an additional Purchase Payment of $20,000 was made. Since this Purchase Payment was made during the first Contract Year, the Guaranteed Protection Amount will be increased by $20,000 to $120,000. ($100,000 + $20,000 - 0 = $120,000)

During Contract Year 4, an additional Purchase Payment of $10,000 was made. However, this Purchase Payment will not increase the Guaranteed Protection Amount because it was not made during the first Contract Year (or first year of the 10-Year Term).

On the 6th Contract Anniversary, there was an optional Step-Up elected. The Step-Up will reset the Guaranteed Protection Amount equal to the Contract Value ($124,622) as of that Contract Anniversary.

During Contract Year 7, a withdrawal of $10,000 was made. This withdrawal will reduce the Guaranteed Protection Amount on a pro-rata basis and will result in a new Guaranteed Protection Amount. The pro-rata adjustment is $10,450 and was determined by finding the ratio of the withdrawal to the Contract Value immediately before the withdrawal ($10,000/$119,259 = 0.0835) multiplied by the Guaranteed Protection Amount prior to the withdrawal ($124,622*0.0835 = $10,450). The new Guaranteed Protection Amount (a) + (b) - (c) = $114,172 ($124,622 + 0 - $10,450 = 114,712).

At the end of Contract Year 15 (end of the 10-Year Term) the Contract Value ($88,664) is less than the Guaranteed Protection Amount ($114,172). Therefore, $25,508 ($114,172 - $88,664 = $25,508) is added to the Contract Value and the Rider terminates.

Part C: OTHER INFORMATION

     Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A: None

Part B:

(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2006 and for each of the periods presented which are incorporated by reference from the 2006 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm

(2)	Depositor’s Financial Statements

Audited Consolidated Financial Statements dated as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, included in Part B include the following for Pacific Life:

Independent Auditors’ Report
Consolidated Statements of Financial Condition
Consolidated Statements of Operations
Consolidated Statements of Stockholder’s Equity
Consolidated Statements of Cash Flows
Notes to Consolidated Financial Statements

(b)	Exhibits

1.	(a)	Resolution of the Board of Directors of the Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A1

	(b)	Memorandum Establishing Two New Variable Accounts — Aggressive Equity and Emerging Markets Portfolios[3]

	(c)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws[5]

2.	Not applicable

3.	(a)	Distribution Agreement between Pacific Mutual Life and Pacific Select Distributors, Inc., (PSD)[3]

	(b)	Form of Selling Agreement between Pacific Life, PSD and Various Broker-Dealers[26]

4.	(a)	(1) Form of Individual Flexible Premium Deferred Variable Annuity Contract[2]

(2) Form of Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-13100)[11]

(3) Form of Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-1107)[26]

(4) Deletion of Transfer and Withdrawal Fee Endorsement (Form No. 15-1129)[26]

(5) Form of Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-1128)[27]

	(b)	Qualified Plan Loan Endorsement [1]

	(c)	Qualified Pension Plan Rider[1]

	(d)	403(b) Tax-Sheltered Annuity Rider[15]

	(e)	Section 457 Plan Rider[1]

	(f)	Endorsement for 403(b) Texas Optional Retirement Program (ORP)[1]

	(g)	Qualified Plan Loan Endorsement[1]

	(h)	Individual Retirement Annuity Rider (Form No. 20-18900)[16]

	(i)	Roth Individual Retirement Annuity Rider (Form No. 20-19000)[16]

	(j)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-19100)[16]

	(k)	Qualified Retirement Plan Rider[15]

	(l)	(1) Enhanced Guaranteed Minimum Death Benefit Rider (Form No. 21-110299)[10]

(2) Enhanced Guaranteed Minimum Death Benefit Rider (Form No. 20-18100)[16]

	(m)	Stepped-Up Death Benefit Rider (Form No. 20-13500)[10]

	(n)	(1) Premier Death Benefit Rider (Form No. 20-13600)[10]

(2) Premier Death Benefit Rider (Form No. 20-18000)[16]

	(o)	Guaranteed Earnings Enhancement (EEG) Rider (Form No. 20-14900)[11]

	(p)	Form of Guaranteed Protection Advantage (GPA) Rider (Form No. 20-16200)[13]

	(q)	Form of Guaranteed Protection Advantage 5 (GPA5) Rider (Form No. 20-19500)[17]

	(r)	(1) Income Access Rider (Form No. 20-19808)[17]

(2) Form of Income Access Rider (Form No. 20-1104)[20]

(3) Income Access Endorsement (Form No. 15-1122)[24]

	(s)	Form of DCA Plus Fixed Option Rider (Form No. 20-1103)[19]

	(t)	Form of Guaranteed Income Advantage II Rider (Form No. 20-1109)[20]

	(u)	Form of Guaranteed Income Advantage 5 Rider (Form No. 20-1102)[20]

	(v)	Guaranteed Income Annuity Rider (Form No. 20-1118)[21]

	(w)	(1) Guaranteed Withdrawal Benefit Rider (Form No. 20-1119); also known as Income Access Plus Rider[21]

(2) Guaranteed Withdrawal Benefit Endorsement (Form No. 15-1123)[24]

	(x)	Enhanced Guaranteed Withdrawal Benefit Rider (Form No. 20-1120)[25]

	(y)	5% Guaranteed Withdrawal Benefit Rider (Form No. 20-1131)[28]

	(z)	Form of Joint Life 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-1135)[29]

	(aa)	Form of Guaranteed Protection Advantage 3 Rider (Form No. 20-1144)[30]

	(bb)	Form of Guaranteed Withdrawal Benefit II Rider (Form No. 20-1146)[30]

5.	(a)	(1) Variable Annuity Application (Form No. 25-12310)[9]

(2) Variable Annuity Application (Form No. 25-13100)[10]

	(b)	Variable Annuity PAC APP[1]

	(c)	Application/Confirmation Form[7]

	(d)	Form of Guaranteed Earnings Enhancement (EEG) Rider Request Application[11]

	(e)	Form of Guaranteed Protection Advantage (GPA) Rider Request Form (Form No. 55-16600)[13]

	(f)	Form of Guaranteed Protection Advantage 5 Rider Request Form (Form No. 2311-3A)[17]

	(g)	Form of Income Access Rider Request Form (Form No. 2315-3A)[17]

	(h)	Form of Portfolio Optimization Rider Request Form (Form No. 2311-5A)[21]

	(i)	Form of Portfolio Optimization Enrollment/Rider Request Form (Form No. 2150-5B)[23]

	(j)	Portfolio Optimization Enrollment/Rider Request Form (Form No. 2150-6B)[26]

6.	(a)	Pacific Life’s Articles of Incorporation[5]

	(b)	By-laws of Pacific Life[5]

	(c)	Pacific Life’s Restated Articles of Incorporation[26]

	(d)	By-laws of Pacific Life As Amended September 1, 2005[26]

7.	Not applicable

8.	(a)	Pacific Select Fund Participation Agreement[12]

	(b)	Addendum to Pacific Select Fund Participation Agreement (to add Strategic Value and Focused 30 Portfolios)[12]

	(c)	Addendum to Pacific Select Fund Participation Agreement (to add nine new Portfolios)[12]

	(d)	Addendum to Pacific Select Fund Participation Agreement (to add the Equity Income and Research Portfolios)[15]

	(e)	Fund Participation Agreement Between Pacific Life Insurance Company, Pacific Select Distributors, Inc., American Funds Insurance Series, American Funds Distributors, and Capital Research and Management Company.[22]

	(f)	Form of Exhibit B to the Pacific Select Fund Participation Agreement (to add International Small-Cap and Diversified Bond)[26]

9.	Opinion and Consent of legal officer of Pacific Mutual Life as to the legality of Contracts being registered.[1]

10.	Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors[29]

11.	Not applicable

12.	Not applicable

13.	Powers of Attorney

[1]	Included in Registrant’Form N-4/A, Accession No. 0000898430-95-002620 filed on October 19, 1995 and incorporated by reference herein.

[2]	Included in Registrant’s Form N-4/A, Accession No. 0000898430-95-002620 filed on December 13, 1995 and incorporated by reference herein.

[3]	Included in Registrant’s Form N-4/B, Accession No. 0000898430-96-001094 filed on March 29, 1996 and incorporated by reference herein.

[4]	Included in Registrant’s Form N-4/B, Accession No. 0001017062-97-000787 filed on April 30, 1997 and incorporated by reference herein.

[5]	Included in Registrant’s Form N-4/B, Accession No. 0001017062-98-000939 filed on April 29, 1998 and incorporated by reference herein.

[6]	Included in Registrant’s Form N-4/B, Accession No. 0001017062-99-000758 filed on April 29, 1999 and incorporated by reference herein.

[7]	Included in Registrant’s Form N-4/B, Accession No. 0001017062-00-000581, filed on February 29, 2000 and incorporated by reference herein.

[8]	Included in Registrant’s Form N-4/B, Accession No. 0001017062-00-000957, filed on April 21, 2000 and incorporated by reference herein.

[9]	Included in Registrant’s Form N-4/B, Accession No. 0001017062-00-002448, filed on December 7, 2000 and Incorporated by reference herein.

[10]	Included in Registrant’s Form N-4/A, Accession No. 0001017062-00-002578, filed on December 28, 2000 and Incorporated by reference herein.

[11]	Included in Registrant’s Form N-4/A, Accession No. 0001017062-01-000457, filed on March 2, 2001, and incorporated by reference herein.

[12]	Included in Registrant’s Form N-4/B, Accession No. 0001017062-01-500082, filed on April 25, 2001, and incorporated by reference herein.

[13]	Included in Registrant’s Form N-4/A, Accession No. 0001017062-01-503120, filed on October 25, 2001, and incorporated by reference herein.

[14]	Included in Registrant’s Form N-4/B, Accession No. 0001017062-01-501004, filed on December 28, 2001, and incorporated by reference herein.

[15]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0001017062-02-000782 filed on April 30, 2002 and incorporated by reference herein.

[16]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0001017062-02-002146 filed on December 18, 2002 and incorporated by reference herein.

[17]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0001017062-03-000465 filed on March 18, 2003 and incorporated by reference herein.

[18]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0001017062-03-001016 filed on April 30, 2003 and incorporated by reference herein.

[19]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0001193125-03-04336 filed on August 28, 2003 and incorporated by reference herein.

[20]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0001193125-04-031300 filed on February 27, 2004 and incorporated by reference herein.

[21]	Included in Registrant’s Form N-4/A, File No. 033-88458, Accession No. 0000892569-04-000887 filed on October 15, 2004 and incorporated by reference herein.

[22]	Included in Registrant’s Form N-4/B, File No. 333-93059, as Exhibit 8(e), Accession No. 0000892569-05-000253 filed on April 19, 2005 and incorporated by reference herein.

[23]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0000892569-05-000257 filed on April 20, 2005 and incorporated by reference herein.

[24]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0000892569-05-000437 filed on June 15, 2005 and incorporated by reference herein.

[25]	Included in Registrant’s Form N-4/A, File No. 033-88458, Accession No. 0000892569-05-000566 filed on August 2, 2005 and incorporated by reference herein.

[26]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0000892569-06-000523 filed on April 17, 2006 and incorporated by reference herein.

[27]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0000892569-06-000860 filed on July 14, 2006 and incorporated by reference herein.

[28]	Included in Registrant’s Form N-4/A, File No. 033-88458, Accession No. 0000892569-06-001248 filed on October 19, 2006 and incorporated by reference herein.

[29]	Included in Registrant’s Form N-4/B, File No. 033-88458, Accession No. 0000892569-07-000439 filed on April 16, 2007 and incorporated by reference herein.

[30]	Included in Registrant’s Form N-4/A, File No. 333-141135, Accession No. 0000892569-07-001521 filed on December 12, 2007 and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life

James T. Morris	Director, President and Chief Executive Officer

Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer

David R. Carmichael	Director, Senior Vice President and General Counsel

Audrey L. Milfs	Director, Vice President and Corporate Secretary

Edward R. Byrd	Senior Vice President, Controller, and Chief Accounting Officer

Brian D. Klemens	Vice President and Treasurer

Gerald W. Robinson	Executive Vice President

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

                The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a California Mutual Holding Company).

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
LEGAL STRUCTURE

	Jurisdiction of	Percentage of
	Incorporation or	Ownership by its
	Organization	Immediate Parent
Pacific Mutual Holding Company	California
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100
Pacific Life & Annuity Company	Arizona	100
Pacific Select Distributors, Inc.	California	100
Pacific Select Group, LLC	Delaware	100
Associated Financial Group, Inc.	California	100
Associated Planners Investment Advisory, Inc.	California	100
Associated Securities Corp.	California	100
M.L. Stern & Co., LLC	Delaware	100
Tower Asset Management, LLC	Delaware	100
Mutual Service Corporation#	Michigan	100
Contemporary Financial Solutions, Inc.	Delaware	100
United Planners’ Group, Inc.	Arizona	100
United Planners’ Financial Services of America (1)	Arizona	See (1) below
UPFSA Insurance Agency of Arizona, Inc.	Arizona	100
Waterstone Financial Group, Inc.	Illinois	100
Sorrento Pacific Financial, LLC	California	15
Pacific Asset Management LLC	Delaware	100
Carson-Pacific LLC	Delaware	40
Pacific Financial Products Inc.	Delaware	100
Allianz Global Investors of America, L.P. (2)	Delaware	See (2) below
Pacific TriGuard Partners LLC	Delaware	100
Newport TriGuard Fund II LLC	Delaware	100
Montauk TriGuard Partners III LP#	Delaware	100
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
The Oaks Golf Club, LLC	Delaware	100
CW Atlanta, LLC	Delaware	100
City Walk Towers, LLC	Delaware	90
Kinzie Member, LLC	Delaware	100
Parcel B Owner LLC	Delaware	88
Kinzie Parcel A Member, LLC	Delaware	100
Parcel A Owner LLC	Delaware	90
Kierland One, LLC	Delaware	100
Confederation Life Insurance and Annuity Company	Georgia	100
Asset Management Finance Corporation	Delaware	43
AMF-ACM Finance LLC	Delaware	100
Pacific Life Fund Advisors LLC	Delaware	100
Pacific Mezzanine Associates L.L.C.	Delaware	67
Pacific Mezzanine Investors L.L.C.	Delaware	100
Pacific Select LLC	Delaware	100
College Savings Bank	New Jersey	100
Pacific Asset Funding, LLC	Delaware	100
PL Trading Company, LLC	Delaware	100
Pacific Life Trade Services, Limited	Hong Kong	100
Pacific Life & Annuity Services, Inc.	Colorado	100
Bella Sera Holdings, LLC	Delaware	100
Pacific Alliance Reinsurance Ltd.	Bermuda	100
Aviation Capital Group Corp.	Delaware	100
ACG Acquisition Corporation V	Delaware	100
ACG Acquisition 40 LLC	Delaware	100
ACG Acquisition 41 LLC	Delaware	100
ACG Acquisition VI LLC	Nevada	50
ACG Acquisition XIX LLC	Delaware	20
ACG XIX Holding LLC	Delaware	100
Aviation Capital Group Trust	Delaware	100
ACG Acquisition XV LLC	Delaware	100
ACG Acquisition XX LLC	Delaware	100
ACG Acquisition Ireland, Limited	Ireland	100
ACG Acquisition Labuan Ltd.	Labuan	100
ACG Acquisition Sweden AB	Sweden	100
ACG Acquisition XXI LLC	Delaware	100
ACG Trust 2004 -1 Holding LLC	Delaware	100
ACG Funding Trust 2004-1	Delaware	100
ACG Acquisition 42 LLC	Delaware	100
ACG Trust II Holding LLC	Delaware	100
Aviation Capital Group Trust II	Delaware	100
ACG Acquisition XXV LLC	Delaware	100
ACG Acquisition 37 LLC	Delaware	100
ACG Acquisition 38 LLC	Delaware	100
ACG Acquisition Ireland II, Limited	Ireland	100
ACG Acquisition XXIX LLC	Delaware	100
ACG Acquisition XXX LLC	Delaware	100
ACG Acquisition 31 LLC	Delaware	100
ACG Acquisition 32 LLC	Delaware	100
ACG Acquisition 33 LLC	Delaware	100
ACG Acquisition 34 LLC	Delaware	100
ACG Acquisition 35 LLC	Delaware	100
ACG Acquisition 36 LLC	Delaware	100
ACG Acquisition 39 LLC	Delaware	100
ACGFS LLC	Delaware	100
Boullioun Aviation Services Inc.	Washington	100
Boullioun Aviation Services (International) Inc.	Washington	100
Boullioun Aviation Services (Bermuda) Limited	Bermuda	100
Boullioun Aviation Services (Netherlands) BV	Netherlands	100
Boullioun Aircraft Holding Company, Inc.	Washington	100
Boullioun Portfolio Finance III LLC	Nevada	100
ACG Funding 2005-1 Holding LLC	Delaware	100
ACG Funding Trust 2005-1	Delaware	100
BAHC (Bermuda) One Limited	Bermuda	100
29141 Statutory Trust	Connecticut	100
ACG Acquisition 30288 LLC	Delaware	100
ACG Acquisition 30743 LLC	Delaware	100
ACG Acquisition 30746 LLC	Delaware	100
ACG Acquisition Ireland III Limited	Ireland	100
Northern Aircraft Leasing AS	Norway	100
ACG III Holding LLC	Delaware	100
ACG Trust III	Delaware	100
RAIN I LLC	Delaware	100
RAIN II LLC	Delaware	100
RAIN III LLC	Delaware	100
RAIN IV LLC	Delaware	100
RAIN V LLC	Delaware	100
RAIN VI LLC	Delaware	100
RAIN VII LLC	Delaware	100
RAIN VIII LLC	Delaware	100
ACG Acquisition 30271 LLC	Delaware	100
ACG Acquisition 30286 LLC	Delaware	100
ACG Acquisition 30744 LLC	Delaware	100
ACG Acquisition 30745 LLC	Delaware	100
ACG Acquisition 30293 LLC	Delaware	100
ACG Acquisition 1176 LLC	Delaware	100
0168 Statutory Trust	Connecticut	100
0179 Statutory Trust	Connecticut	100
Bellevue Aircraft Leasing Limited	Ireland	100
Rainier Aircraft Leasing (Ireland) Limited	Ireland	100
ACG Acquisition (Cyprus) Ltd.	Cyprus	100
ACG 2006-ECA LLC	Delaware	100
ACG Acquisition 2692 LLC	Delaware	100
ACG ECA-2006 Ireland Limited	Ireland	100
ACG Acquisition 2987 LLC	Delaware	100
ACG Acquisition 3141 LLC	Delaware	100
ACG Acquisition Aruba NV	Aruba	100
ACG Trust 2006-1 Holding LLC	Delaware	100
ACG Funding Trust 2006-1	Delaware	100
ACG Acquisition Ireland IV Limited	Ireland	100
ACG Capital Partners LLC	Delaware	50
Bellevue Coastal Leasing LLC	Washington	100
ACG Capital Partners Ireland Limited	Ireland	100

(1)	United Planners Group is the general partner and holds an approximately 45% general partnership interest.

(2)	Pacific Financial Products, Inc. own the Class E units.

#	Abbreviated structure

Item 27. Number of Contractholders

(1)	Pacific One—Approximately	2,632	Qualified

		5,562	Non Qualified

(2)	Pacific One Select—Approximately	6,124	Qualified

		8,158	Non Qualified

Item 28. Indemnification

(a)	The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers and Agency (Selling Entities) provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b) (i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life or PSD or that, although previously approved in writing by Pacific Life or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

Item 29. Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company,

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

     (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of paragraphs(a)-(d) of the Rule have been complied with.

     (c) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 40 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 28th day of December, 2007.

SEPARATE ACCOUNT A (Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:

James T. Morris*
Director, President and Chief Executive Officer

By:	PACIFIC LIFE INSURANCE COMPANY (Depositor)

By:

James T. Morris*
Director, President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 40 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

James T. Morris*	Director, President and Chief Executive Officer	December 28, 2007

Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	December 28, 2007

David R. Carmichael*	Director, Senior Vice President and General Counsel	December 28, 2007

Audrey L. Milfs*	Director, Vice President and Corporate Secretary	December 28, 2007

Edward R. Byrd*	Senior Vice President, Controller, and Chief Accounting Officer	December 28, 2007

Brian D. Klemens*	Vice President and Treasurer	December 28, 2007

Gerald W. Robinson*	Executive Vice President	December 28, 2007

*By:	/s/ DAVID R. CARMICHAEL	December 28, 2007

David R. Carmichael
as attorney-in-fact

     (Powers of Attorney are contained in this Registration Statement as Exhibit 13.)